UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Rose F. DiMartino, Esquire
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. The schedule of investments for the three-month period ended January 31, 2017 is filed herewith.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.0%)
AUSTRALIA (7.8%)
Health Care (2.8%)
CSL Ltd. (a)	3,830	$326,508

Materials (5.0%)
BHP Billiton PLC—London Listing (a)	12,934	235,888
Rio Tinto PLC—London Listing (a)	8,121	359,784

		595,672

		922,180

CHINA (7.6%)
Consumer Discretionary (1.0%)
Yum China Holdings, Inc. (b)	4,259	117,037

Consumer Staples (0.7%)
Kweichow Moutai Co. Ltd. (a)	1,500	75,117

Energy (1.0%)
PetroChina Co. Ltd., H Shares (a)	148,000	117,576

Industrials (0.6%)
Shanghai International Airport Co. Ltd. (a)	18,100	72,325

Materials (1.0%)
Anhui Conch Cement Co. Ltd., H Shares (a)	37,000	119,065

Telecommunication Services (3.3%)
China Mobile Ltd. (a)	34,500	388,215

		889,335

HONG KONG (17.3%)
Financials (7.3%)
AIA Group Ltd. (a)	66,200	409,867
Hong Kong Exchanges and Clearing Ltd. (a)	7,517	181,813
HSBC Holdings PLC (a)	30,549	260,095

		851,775

Industrials (4.5%)
Jardine Strategic Holdings Ltd. (a)	10,800	411,600
MTR Corp. Ltd. (a)	23,842	121,121

		532,721

Real Estate (5.5%)
Hang Lung Group Ltd. (a)	62,000	237,778
Swire Pacific Ltd., Class B (a)	110,000	193,671
Swire Properties Ltd. (a)	76,900	216,379

		647,828

		2,032,324

INDIA (14.7%)
Consumer Discretionary (1.5%)
Hero MotoCorp Ltd. (a)	3,860	180,396

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Consumer Staples (2.5%)
ITC Ltd. (a)	76,900	$293,142

Financials (5.9%)
HDFC Bank Ltd. (a)	6,550	124,075
Housing Development Finance Corp. Ltd. (a)	22,158	447,083
ICICI Bank Ltd. (a)	30,200	119,554

		690,712

Information Technology (2.5%)
Infosys Ltd. (a)	8,504	116,417
Tata Consultancy Services Ltd. (a)	5,383	177,185

		293,602

Materials (2.3%)
Grasim Industries Ltd. (a)	20,170	270,569

		1,728,421

INDONESIA (6.6%)
Consumer Discretionary (3.5%)
Astra International Tbk PT (a)	694,400	413,970

Consumer Staples (1.0%)
Unilever Indonesia Tbk PT (a)	40,200	123,962

Financials (2.1%)
Bank Central Asia Tbk PT (a)	210,700	241,495

		779,427

MALAYSIA (3.2%)
Consumer Staples (1.1%)
British American Tobacco Bhd	11,800	123,448

Financials (2.1%)
CIMB Group Holdings Bhd (a)	112,546	126,336
Public Bank Bhd	26,600	120,704

		247,040

		370,488

PHILIPPINES (4.1%)
Financials (4.1%)
Ayala Corp. (a)	18,560	298,560
Bank of the Philippine Islands (a)	100,515	181,031

		479,591

REPUBLIC OF SOUTH KOREA (2.9%)
Consumer Staples (1.0%)
Amorepacific Group (a)(b)	126	14,702
E-MART, Inc. (a)	588	102,936

		117,638

Information Technology (1.9%)
NAVER Corp. (a)	333	217,520

		335,158

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

SINGAPORE (17.4%)
Financials (6.8%)
DBS Group Holdings Ltd. (a)	18,688	$252,661
Oversea-Chinese Banking Corp. Ltd. (a)	61,893	412,802
United Overseas Bank Ltd. (a)	8,653	128,687

		794,150

Industrials (4.0%)
Keppel Corp. Ltd. (a)	53,500	234,762
Singapore Technologies Engineering Ltd. (a)	100,800	236,229

		470,991

Real Estate (3.1%)
City Developments Ltd. (a)	55,800	366,271

Telecommunication Services (3.5%)
Singapore Telecommunications Ltd. (a)	150,900	414,883

		2,046,295

TAIWAN (5.6%)
Information Technology (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	75,000	446,914

Telecommunication Services (1.8%)
Taiwan Mobile Co. Ltd. (a)	63,100	210,763

		657,677

THAILAND (2.8%)
Materials (2.8%)
Siam Cement PCL, Foreign Shares (a)	23,200	332,226

UNITED KINGDOM (2.0%)
Financials (2.0%)
Standard Chartered PLC (a)(b)	23,686	231,942

Total Common Stocks		10,805,064

PREFERRED STOCKS (6.0%)
REPUBLIC OF SOUTH KOREA (6.0%)
Consumer Staples (1.0%)
Amorepacific Corp., Preferred Shares (a)(b)	769	118,847

Information Technology (5.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	435	587,902

		706,749

Total Preferred Stocks		706,749

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

SHORT-TERM INVESTMENT (1.3%)
UNITED STATES (1.3%)
State Street Institutional U.S. Government Money Market Fund (c)	156,531	$156,531

Total Short-Term Investment		156,531

Total Investments (Cost $11,729,136) (d)—99.3%		11,668,344

Other Assets in Excess of Liabilities—0.7%		80,226

Net Assets—100.0%		$11,748,570

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
CHINA (33.5%)
Consumer Discretionary (5.6%)
China International Travel Service Corp. Ltd., A Shares (a)	42,100	$278,274
Fuyao Glass Industry Group Co. Ltd., H Shares (a)(b)	101,600	300,300

Yum China Holdings, Inc. (c)	4,674	128,442

		707,016

Consumer Staples (0.4%)
Kweichow Moutai Co. Ltd., A Shares (a)	1,000	50,078

Energy (4.6%)
CNOOC Ltd. (a)	185,000	231,020
Green Dragon Gas Ltd. (c)	53,000	98,844

Greka Drilling Ltd. (c)	225,000	10,940
PetroChina Co. Ltd., H Shares (a)	284,000	225,618

		566,422

Financials (2.0%)
China Merchants Bank Co. Ltd., H Shares (a)	97,000	242,923

Health Care (4.3%)
CSPC Pharmaceutical Group Ltd. (a)	182,000	204,833
Tong Ren Tang Technologies Co. Ltd., H Shares (a)	186,000	331,340

		536,173

Industrials (5.2%)
China Conch Venture Holdings Ltd. (a)	167,000	320,634
Shanghai International Airport Co. Ltd., A Shares (a)(d)	82,000	327,660

		648,294

Information Technology (2.6%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (a)(d)	86,250	327,271

Materials (3.0%)
Huaxin Cement Co. Ltd., B Shares (a)	67,240	48,756
Yingde Gases Group Co. Ltd. (a)	540,000	327,222

		375,978

Real Estate (1.6%)
China Resources Land Ltd. (a)	26,000	64,313
Yanlord Land Group Ltd.	135,600	133,738

		198,051

Telecommunication Services (4.2%)
China Mobile Ltd. (a)	46,000	517,620

		4,169,826

HONG KONG (65.0%)
Consumer Discretionary (12.8%)
AEON Stores (Hong Kong) Co. Ltd. (a)	286,500	254,724
Giordano International Ltd. (a)	460,000	249,119
Global Brands Group Holding Ltd. (a)(c)	1,516,380	190,541
Hongkong & Shanghai Hotels Ltd. (The) (a)	164,624	183,059

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen China Opportunities Fund

Samsonite International SA (a)	86,900	$272,913
Shangri-La Asia Ltd. (a)	304,000	338,136
Texwinca Holdings Ltd. (a)	160,000	102,518

		1,591,010

Consumer Staples (3.0%)
Convenience Retail Asia Ltd. (a)	388,000	185,330
Dairy Farm International Holdings Ltd.	22,700	190,226

		375,556

Financials (17.4%)
AIA Group Ltd. (a)	121,600	752,868
Dah Sing Banking Group Ltd. (a)	154,640	301,565
Dah Sing Financial Holdings Ltd. (a)	20,400	157,522
Hong Kong Exchanges and Clearing Ltd. (a)	7,445	180,071
HSBC Holdings PLC (a)	51,698	440,158
Standard Chartered PLC (HK Listing) (a)(c)	34,548	338,606

		2,170,790

Industrials (17.3%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	20,400	140,417
Jardine Strategic Holdings Ltd. (a)	18,400	701,245
Kerry Logistics Network Ltd. (a)	283,000	365,051
MTR Corp. Ltd. (a)	137,252	697,261
Pacific Basin Shipping Ltd. (a)(c)	1,292,000	242,616

		2,146,590

Information Technology (1.5%)
ASM Pacific Technology Ltd. (a)	15,500	188,453

Real Estate (9.2%)
Hang Lung Group Ltd. (a)	91,000	348,996
Hang Lung Properties Ltd. (a)	20,000	49,221
Swire Pacific Ltd., Class A (a)	2,000	20,376
Swire Pacific Ltd., Class B (a)	242,500	426,957
Swire Properties Ltd. (a)	107,800	303,324

		1,148,874

Telecommunication Services (2.5%)
Asia Satellite Telecommunications Holdings Ltd. (c)	127,500	160,055
HKBN Ltd. (a)	123,000	149,742

		309,797

Utilities (1.3%)
Hong Kong & China Gas Co. Ltd. (a)	88,379	166,400

		8,097,470

Total Common Stocks		12,267,296

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen China Opportunities Fund

SHORT-TERM INVESTMENT (1.9%)
UNITED STATES (1.9%)
State Street Institutional U.S. Government Money Market Fund (e)	$231,679	$231,679

		231,679

Total Short-Term Investment		231,679

Total Investments (Cost $14,214,265) (f)—100.4%		12,498,975

Liabilities in Excess of Other Assets—(0.4)%		(52,605)

Net Assets—100.0%		$12,446,370

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.5%)
BRAZIL (9.1%)
Consumer Discretionary (1.6%)
Lojas Renner SA	16,744,550	$126,895,323

Consumer Staples (2.4%)
AMBEV SA	17,254,300	94,181,067
BRF SA	6,381,705	90,041,764

		184,222,831

Energy (2.1%)
Ultrapar Participacoes SA	7,943,000	166,769,979

Materials (1.6%)
Vale SA, ADR	12,405,571	126,288,713

Real Estate (1.4%)
Multiplan Empreendimentos Imobiliarios SA	5,435,025	107,713,913

		711,890,759

CHILE (1.9%)
Consumer Discretionary (0.8%)
S.A.C.I. Falabella	7,712,585	62,514,065

Financials (1.1%)
Banco Santander Chile, ADR	3,966,846	85,644,205

		148,158,270

CHINA (6.4%)
Consumer Staples (1.3%)
Kweichow Moutai Co. Ltd. (a)	1,989,062	99,608,336

Consumer Discretionary (1.3%)
Yum China Holdings, Inc. (b)	3,587,800	98,592,744

Industrials (1.1%)
Shanghai International Airport Co. Ltd. (a)	22,390,890	89,470,559

Telecommunication Services (2.7%)
China Mobile Ltd. (a)	18,998,600	213,784,055

		501,455,694

HONG KONG (8.2%)
Financials (3.8%)
AIA Group Ltd. (a)	37,700,000	233,413,912
Hong Kong Exchanges and Clearing Ltd. (a)	2,829,741	68,442,496

		301,856,408

Real Estate (4.4%)
Hang Lung Group Ltd. (a)	25,049,000	96,065,977
Hang Lung Properties Ltd. (a)	38,882,000	95,691,469
Swire Pacific Ltd., Class A (a)	8,142,000	82,949,933
Swire Pacific Ltd., Class B (a)	15,945,000	28,073,510
Swire Properties Ltd. (a)	13,957,100	39,272,068

		342,052,957

		643,909,365

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

HUNGARY (1.1%)
Health Care (1.1%)
Richter Gedeon Nyrt (a)	4,169,840	$89,807,162

INDIA (16.1%)
Consumer Discretionary (1.5%)
Hero MotoCorp Ltd. (a)	2,538,035	118,614,472

Consumer Staples (4.2%)
Hindustan Unilever Ltd. (a)	9,215,443	116,072,381
ITC Ltd. (a)	55,993,500	213,446,677

		329,519,058

Financials (5.2%)
Housing Development Finance Corp. Ltd. (a)	15,222,491	307,144,686
ICICI Bank Ltd. (a)	25,734,500	101,876,508
ICICI Bank Ltd., ADR	160,500	1,243,875

		410,265,069

Information Technology (2.0%)
Infosys Ltd. (a)	5,162,451	70,672,163
Tata Consultancy Services Ltd. (a)	2,532,420	83,356,440

		154,028,603

Materials (3.2%)
Grasim Industries Ltd. (a)	8,825,060	118,382,784
UltraTech Cement Ltd. (a)	2,472,250	134,489,961

		252,872,745

		1,265,299,947

INDONESIA (4.3%)
Consumer Discretionary (3.3%)
Astra International Tbk PT (a)	442,684,500	263,908,857

Materials (1.0%)
Indocement Tunggal Prakarsa Tbk PT (a)	67,234,300	75,681,392

		339,590,249

ITALY (1.4%)
Energy (1.4%)
Tenaris SA, ADR	3,082,000	107,993,280

MALAYSIA (1.1%)
Financials (1.1%)
Public Bank Bhd	19,459,200	88,301,145

MEXICO (6.7%)
Consumer Staples (2.8%)
Fomento Economico Mexicano SAB de CV, ADR	2,521,501	189,692,520
Organizacion Soriana SAB de CV, Class B (b)	15,206,779	32,085,659

		221,778,179

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

Financials (2.6%)
Grupo Financiero Banorte SAB de CV, Class O	41,576,148	$199,272,831

Industrials (1.3%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	722,315	104,641,774

		525,692,784

PHILIPPINES (3.8%)
Financials (2.4%)
Ayala Corp. (a)	4,684,990	75,363,673
Bank of the Philippine Islands (a)	60,725,894	109,369,552

		184,733,225

Real Estate (1.4%)
Ayala Land, Inc. (a)	156,930,400	112,171,330

		296,904,555

POLAND (1.4%)
Financials (1.4%)
Bank Pekao SA (a)	3,257,741	110,211,910

PORTUGAL (1.1%)
Consumer Staples (1.1%)
Jeronimo Martins SGPS SA (a)	5,261,556	89,054,957

REPUBLIC OF SOUTH KOREA (2.2%)
Consumer Staples (0.6%)
Amorepacific Group (a)(b)	363,972	42,469,125

Information Technology (1.6%)
NAVER Corp. (a)	195,452	127,671,833

		170,140,958

RUSSIA (4.4%)
Consumer Staples (2.2%)
Magnit PJSC (a)	1,064,168	170,698,725

Energy (2.2%)
LUKOIL PJSC, ADR	3,096,043	174,013,097

		344,711,822

SOUTH AFRICA (4.8%)
Consumer Discretionary (1.6%)
Truworths International Ltd.	20,677,863	124,297,358

Consumer Staples (1.3%)
Massmart Holdings Ltd.	9,743,893	97,120,762

Materials (0.9%)
BHP Billiton PLC (a)	3,894,549	71,395,015

Telecommunication Services (1.0%)
MTN Group Ltd. (a)	8,578,000	79,988,534

		372,801,669

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

TAIWAN (4.8%)
Information Technology (3.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	51,969,117	$309,676,720

Telecommunication Services (0.9%)
Taiwan Mobile Co. Ltd. (a)	21,089,255	70,441,054

		380,117,774

THAILAND (4.7%)
Financials (2.3%)
Siam Commercial Bank PCL, Foreign Shares (a)	41,390,100	178,167,180

Materials (2.4%)
Siam Cement PCL, Foreign Shares (a)	11,821,000	169,277,902
Siam Cement PCL, NVDR (a)	1,365,300	19,625,617

		188,903,519

		367,070,699

TURKEY (3.9%)
Consumer Staples (1.3%)
BIM Birlesik Magazalar A.S. (a)	7,270,673	103,784,958

Financials (2.6%)
Akbank T.A.S. (a)	48,783,608	108,738,412
Turkiye Garanti Bankasi A.S. (a)	42,048,837	92,880,082

		201,618,494

		305,403,452

UNITED KINGDOM (1.1%)
Financials (1.1%)
Standard Chartered PLC (a)(b)	8,660,932	84,810,841

Total Common Stocks		6,943,327,292

PREFERRED STOCKS (9.2%)
BRAZIL (3.6%)
Financials (2.9%)
Banco Bradesco SA, ADR, Preferred Shares	22,146,143	228,769,657

Materials (0.7%)
Vale SA, ADR, Preferred Shares	5,729,416	55,518,041

		284,287,698

REPUBLIC OF SOUTH KOREA (5.6%)
Consumer Staples (0.4%)
Amorepacific Corp., Preferred Shares (a)(b)	202,647	31,318,645

Information Technology (5.2%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	301,959	408,097,394

		439,416,039

Total Preferred Stocks		723,703,737

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Fund

SHORT-TERM INVESTMENT (2.6%)
UNITED STATES (2.6%)
State Street Institutional U.S. Government Money Market Fund (c)	$206,082,592	$206,082,592

Total Short-Term Investment		206,082,592

Total Investments (Cost $7,877,497,796) (d)—100.3%		7,873,113,621

Liabilities in Excess of Other Assets—(0.3)%		(22,169,989)

Net Assets—100.0%		$7,850,943,632

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR         American Depositary Receipt

NVDR      Non-Voting Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (98.7%)
Consumer Discretionary (9.9%)
BorgWarner, Inc.	31,910	$1,302,885
Comcast Corp., Class A	21,109	1,592,041
PVH Corp.	17,190	1,612,594
TJX Cos., Inc. (The)	20,257	1,517,654

		6,025,174

Consumer Staples (16.0%)
Casey’s General Stores, Inc.	13,802	1,585,850
Costco Wholesale Corp.	9,468	1,552,279
CVS Health Corp.	20,322	1,601,577
Estee Lauder Cos., Inc. (The), Class A	20,773	1,686,975
Molson Coors Brewing Co., Class B	16,024	1,546,636
Philip Morris International, Inc.	18,464	1,774,944

		9,748,261

Energy (7.0%)
Core Laboratories NV	12,016	1,403,829
EOG Resources, Inc.	15,769	1,601,815
Schlumberger Ltd.	15,419	1,290,725

		4,296,369

Financials (14.8%)
American International Group, Inc.	22,584	1,451,248
Bank of the Ozarks, Inc.	16,726	917,756
Charles Schwab Corp. (The)	33,708	1,390,118
Intercontinental Exchange, Inc.	33,704	1,966,965
M&T Bank Corp.	11,498	1,869,230
Moody’s Corp.	13,454	1,394,776

		8,990,093

Health Care (10.1%)
Baxter International, Inc.	25,687	1,230,664
Gilead Sciences, Inc.	18,099	1,311,273
Globus Medical, Inc., Class A (a)	46,963	1,237,945
PAREXEL International Corp. (a)	17,454	1,237,314
Teleflex, Inc.	6,689	1,121,946

		6,139,142

Industrials (15.7%)
Beacon Roofing Supply, Inc. (a)	21,720	950,684
Canadian National Railway Co.	17,764	1,234,953
Deere & Co.	14,382	1,539,593
Equifax, Inc.	12,081	1,416,860
Ritchie Bros Auctioneers, Inc.	25,962	842,207
Rockwell Automation, Inc.	8,830	1,306,752
Snap-on, Inc.	5,288	959,931
Verisk Analytics, Inc. (a)	15,966	1,319,430

		9,570,410

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Equity Long-Short Fund

Information Technology (15.6%)
Alliance Data Systems Corp.	4,641	$1,059,912
Cognizant Technology Solutions Corp., Class A (a)	24,444	1,285,510
Manhattan Associates, Inc. (a)	14,898	763,671
Oracle Corp.	58,507	2,346,716
Texas Instruments, Inc.	24,966	1,885,932
Visa, Inc., Class A	25,933	2,144,918

		9,486,659

Materials (7.4%)
Ecolab, Inc.	12,702	1,525,891
Praxair, Inc.	13,373	1,583,898
Sensient Technologies Corp.	17,910	1,374,593

		4,484,382

Real Estate (2.2%)
Jones Lang LaSalle, Inc.	13,035	1,342,996

Total Common Stocks—Long Positions		60,083,486

SHORT-TERM INVESTMENT (2.1%)
State Street Institutional U.S. Government Money Market Fund (b)	1,314,425	1,314,425

Total Short-Term Investment		1,314,425

Total Investments (Cost $51,045,360) (c)—100.8%		61,397,911

Liabilities in Excess of Other Assets—(0.8)%		(498,394)

Net Assets—100.0%		$60,899,517

COMMON STOCKS—SHORT POSITIONS (48.7%)
Consumer Discretionary (16.8%)
Chipotle Mexican Grill, Inc.(a)	3,783	1,594,308
Gap, Inc.	55,562	1,279,593
Garmin Ltd.	32,453	1,567,155
McDonald’s Corp.	9,403	1,152,526
Priceline Group, Inc. (The)(a)	1,018	1,603,482
Tractor Supply Co.	19,858	1,462,939
Wendy’s Co.	113,599	1,536,994

		10,196,997

Consumer Staples (7.6%)
B&G Foods, Inc.	23,373	1,036,592
Clorox Co.	10,291	1,234,920
Dr Pepper Snapple Group, Inc.	15,699	1,431,749
Whole Foods Market, Inc.	31,100	939,842

		4,643,103

Financials (8.7%)
Allstate Corp. (The)	23,938	1,800,377
FactSet Research Systems, Inc.	9,375	1,622,343
State Street Corp.	24,619	1,875,968

		5,298,688

Health Care (3.1%)
Agilent Technologies, Inc.	38,782	1,899,155

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Equity Long-Short Fund

Industrials (7.3%)
Deluxe Corp.	19,090	$1,390,706
Fastenal Co.	29,670	1,474,006
PACCAR, Inc.	23,764	1,599,555

		4,464,267

Information Technology (5.2%)
CA, Inc.	48,240	1,508,465
International Business Machines Corp.	9,273	1,618,324

		3,126,789

Total Common Stocks—Short Positions		29,628,999

EXCHANGE TRADED FUNDS—SHORT POSITIONS (1.8%)
Equity Fund (1.8%)
Utilities Select Sector SPDR Fund	22,723	1,117,517

Total Exchange Traded Funds—Short Positions		1,117,517

Total Securities Sold Short (Proceeds $27,269,121)—50.5%		$30,746,516

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.5%)
CANADA (1.4%)
Materials (1.4%)
Potash Corp. of Saskatchewan, Inc.	78,700	$1,464,228

GERMANY (1.9%)
Health Care (1.9%)
Fresenius Medical Care AG & Co. KGaA (a)	23,500	1,918,180

HONG KONG (5.6%)
Financials (2.0%)
AIA Group Ltd. (a)	326,700	2,022,714

Industrials (2.6%)
Jardine Matheson Holdings Ltd. (a)	26,600	1,640,558
MTR Corp. Ltd. (a)	196,500	998,251

		2,638,809

Real Estate (1.0%)
Swire Pacific Ltd., Class A (a)	98,800	1,006,565

		5,668,088

INDIA (3.2%)
Consumer Staples (1.6%)
ITC Ltd. (a)	421,150	1,605,420

Financials (1.6%)
Housing Development Finance Corp. Ltd. (a)	77,600	1,565,737

		3,171,157

ISRAEL (2.3%)
Information Technology (2.3%)
Check Point Software Technologies Ltd. (b)	23,200	2,291,464

ITALY (1.5%)
Energy (1.5%)
Tenaris SA, ADR	41,800	1,464,672

JAPAN (10.1%)
Consumer Staples (2.3%)
Japan Tobacco, Inc. (a)	71,600	2,309,497

Industrials (1.6%)
FANUC Corp. (a)	8,210	1,611,842

Information Technology (1.6%)
Keyence Corp. (a)	4,200	1,631,141

Materials (3.2%)
Shin-Etsu Chemical Co. Ltd. (a)	37,200	3,209,265

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Equity Fund

Real Estate (1.4%)
Daito Trust Construction Co. Ltd. (a)	9,600	$1,342,072

		10,103,817

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	24,800	1,865,704

SINGAPORE (1.1%)
Real Estate (1.1%)
City Developments Ltd. (a)	165,200	1,084,370

SOUTH AFRICA (1.0%)
Telecommunication Services (1.0%)
MTN Group Ltd. (a)	105,800	986,569

SWEDEN (1.5%)
Industrials (1.5%)
Atlas Copco AB, A Shares (a)	46,700	1,497,750

SWITZERLAND (9.1%)
Consumer Staples (2.0%)
Nestle SA (a)	27,500	2,014,774

Health Care (7.1%)
Novartis AG (a)	48,200	3,558,488
Roche Holding AG (a)	15,100	3,577,918

		7,136,406

		9,151,180

TAIWAN (3.0%)
Information Technology (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	96,800	2,992,088

THAILAND (1.6%)
Financials (1.6%)
Kasikornbank PCL (a)	303,200	1,615,882

UNITED KINGDOM (13.8%)
Consumer Discretionary (2.2%)
Whitbread PLC (a)	44,651	2,210,315

Consumer Staples (2.1%)
British American Tobacco PLC (a)	34,700	2,141,957

Energy (1.5%)
Royal Dutch Shell PLC, B Shares (a)	51,700	1,460,236

Financials (1.7%)
Standard Chartered PLC (a)(b)	173,430	1,698,287

Industrials (2.9%)
Experian PLC (a)	77,200	1,490,906
Rolls-Royce Holdings PLC (a)(b)	170,927	1,439,653

		2,930,559

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Equity Fund

Materials (1.0%)
BHP Billiton PLC (a)	56,700	$1,034,083

Telecommunication Services (2.4%)
Vodafone Group PLC (a)	961,900	2,356,203

		13,831,640

UNITED STATES (32.5%)
Consumer Discretionary (3.5%)
Comcast Corp., Class A	28,000	2,111,760
TJX Cos., Inc. (The)	18,800	1,408,496

		3,520,256

Consumer Staples (6.2%)
CVS Health Corp.	27,203	2,143,868
PepsiCo, Inc.	19,150	1,987,387
Philip Morris International, Inc.	21,300	2,047,569

		6,178,824

Energy (4.6%)
EOG Resources, Inc.	31,700	3,220,086
Schlumberger Ltd.	17,100	1,431,441

		4,651,527

Financials (4.0%)
Intercontinental Exchange, Inc.	24,700	1,441,492
M&T Bank Corp.	16,000	2,601,120

		4,042,612

Health Care (3.7%)
Johnson & Johnson	16,900	1,913,925
Perrigo Co. PLC	23,317	1,775,590

		3,689,515

Information Technology (8.6%)
Amdocs Ltd.	24,200	1,420,782
Cognizant Technology Solutions Corp., Class A (b)	34,600	1,819,614
Oracle Corp.	60,100	2,410,611
Visa, Inc., Class A	35,900	2,969,289

		8,620,296

Materials (1.9%)
Praxair, Inc.	15,800	1,871,352

		32,574,382

Total Common Stocks		91,681,171

PREFERRED STOCKS (7.2%)
BRAZIL (2.4%)
Financials (2.4%)
Banco Bradesco SA, ADR, Preferred Shares	227,810	2,353,277

GERMANY (2.0%)
Consumer Staples (2.0%)
Henkel AG & Co. KGaA, Preferred Shares (a)	16,500	2,014,209

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Global Equity Fund

REPUBLIC OF SOUTH KOREA (2.8%)
Information Technology (2.8%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares	4,200	$2,839,200

Total Preferred Stocks		7,206,686

SHORT-TERM INVESTMENT (1.3%)
UNITED STATES (1.3%)
State Street Institutional U.S. Government Money Market Fund (c)	1,265,349	1,265,349

Total Short-Term Investment		1,265,349

Total Investments (Cost $95,684,811) (d)—100.0%		100,153,206

Liabilities in Excess of Other Assets—0.0%		(2,585)

Net Assets—100.0%		$100,150,621

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR         American Depositary Receipt

GDR         Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.4%)
AUSTRALIA (1.0%)
Health Care (1.0%)
CSL Ltd. (a)	54,700	$4,663,176

BRAZIL (1.0%)
Energy (1.0%)
Ultrapar Participacoes SA, ADR	231,800	4,853,892

CANADA (3.1%)
Materials (1.6%)
Potash Corp. of Saskatchewan, Inc.	391,000	7,274,628

Telecommunication Services (1.5%)
TELUS Corp.	214,400	7,157,377

		14,432,005

FRANCE (1.5%)
Consumer Staples (1.5%)
L’Oreal SA (a)	37,800	6,872,683

GERMANY (5.7%)
Health Care (4.3%)
Bayer AG (a)	82,300	9,141,808
Fresenius Medical Care AG & Co. KGaA (a)	132,800	10,839,760

		19,981,568

Materials (1.4%)
Linde AG (a)	41,400	6,732,646

		26,714,214

HONG KONG (8.1%)
Consumer Discretionary (1.5%)
Samsonite International SA (a)	2,148,600	6,747,764

Financials (2.7%)
AIA Group Ltd. (a)	2,057,900	12,741,180

Industrials (3.0%)
Jardine Matheson Holdings Ltd. (a)	153,400	9,460,965
MTR Corp. Ltd. (a)	852,000	4,328,292

		13,789,257

Real Estate (0.9%)
Swire Pacific Ltd., Class A (a)	431,500	4,396,082

		37,674,283

INDIA (3.0%)
Consumer Staples (1.6%)
ITC Ltd. (a)	1,935,200	7,376,963

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen International Equity Fund

Financials (1.4%)
Housing Development Finance Corp. Ltd. (a)	330,900	$6,676,580

		14,053,543

ISRAEL (3.2%)
Information Technology (3.2%)
Check Point Software Technologies Ltd. (b)	149,200	14,736,484

ITALY (1.4%)
Energy (1.4%)
Tenaris SA, ADR	186,900	6,548,976

JAPAN (12.9%)
Consumer Discretionary (1.5%)
Shimano, Inc. (a)	45,700	7,206,326

Consumer Staples (2.9%)
Japan Tobacco, Inc. (a)	413,900	13,350,568

Industrials (1.8%)
FANUC Corp. (a)	41,800	8,206,453

Information Technology (1.6%)
Keyence Corp. (a)	19,400	7,534,320

Materials (3.3%)
Shin-Etsu Chemical Co. Ltd. (a)	179,900	15,520,077

Real Estate (1.8%)
Daito Trust Construction Co. Ltd. (a)	60,900	8,513,770

		60,331,514

MEXICO (2.3%)
Consumer Staples (2.3%)
Fomento Economico Mexicano SAB de CV, ADR	140,200	10,547,246

PHILIPPINES (0.9%)
Real Estate (0.9%)
Ayala Land, Inc. (a)	5,597,300	4,000,860

SINGAPORE (5.0%)
Financials (1.0%)
Oversea-Chinese Banking Corp. Ltd. (a)	706,200	4,710,077

Real Estate (1.5%)
City Developments Ltd. (a)	1,054,000	6,918,440

Telecommunication Services (2.5%)
Singapore Telecommunications Ltd. (a)	4,300,400	11,823,487

		23,452,004

SOUTH AFRICA (1.5%)
Telecommunication Services (1.5%)
MTN Group Ltd. (a)	752,800	7,019,744

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen International Equity Fund

SWEDEN (1.9%)
Industrials (1.9%)
Atlas Copco AB, A Shares (a)	284,500	$9,124,407

SWITZERLAND (11.2%)
Consumer Staples (3.0%)
Nestle SA (a)	192,600	14,110,745

Health Care (8.2%)
Novartis AG (a)	264,600	19,534,768
Roche Holding AG (a)	78,800	18,671,518

		38,206,286

		52,317,031

TAIWAN (3.4%)
Information Technology (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,695,000	16,059,129

THAILAND (1.6%)
Financials (1.6%)
Kasikornbank PCL (a)	1,402,300	7,473,453

UNITED KINGDOM (21.7%)
Consumer Discretionary (2.6%)
Whitbread PLC (a)	247,142	12,234,032

Consumer Staples (2.2%)
British American Tobacco PLC (a)	163,200	10,073,990

Energy (3.9%)
John Wood Group PLC (a)	627,800	6,641,446
Royal Dutch Shell PLC, B Shares (a)	408,200	11,529,365

		18,170,811

Financials (3.6%)
Prudential PLC (a)	450,100	8,722,371
Standard Chartered PLC (a)(b)	839,657	8,222,212

		16,944,583

Industrials (4.4%)
Experian PLC (a)	471,000	9,096,069
Rolls-Royce Holdings PLC (a)(b)	736,000	6,199,049
Weir Group PLC (The) (a)	212,000	5,370,507

		20,665,625

Materials (1.2%)
BHP Billiton PLC (a)	307,500	5,608,122

Telecommunication Services (3.8%)
Inmarsat PLC (a)	812,900	6,228,276
Vodafone Group PLC (a)	4,588,700	11,240,157

		17,468,433

		101,165,596

Total Common Stocks		422,040,240

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen International Equity Fund

PREFERRED STOCKS (7.6%)
BRAZIL (2.2%)
Financials (2.2%)
Banco Bradesco SA, ADR, Preferred Shares	1,001,540	$10,345,908

GERMANY (2.3%)
Consumer Staples (2.3%)
Henkel AG & Co. KGaA, Preferred Shares (a)	87,800	10,718,033

REPUBLIC OF SOUTH KOREA (3.1%)
Information Technology (3.1%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	21,300	14,398,800

Total Preferred Stocks		35,462,741

SHORT-TERM INVESTMENT (0.8%)
UNITED STATES (0.8%)
State Street Institutional U.S. Government Money Market Fund (d)	3,557,533	3,557,533

Total Short-Term Investment		3,557,533

Total Investments (Cost $457,743,381) (e)—98.8%		461,060,514

Other Assets in Excess of Liabilities—1.2%		5,780,996

Net Assets—100.0%		$466,841,510

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ADR    American Depositary Receipt

GDR    Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.4%)
AUSTRALIA (2.4%)
Consumer Discretionary (2.4%)
ARB Corp. Ltd. (a)	135,700	$1,669,146

BRAZIL (9.5%)
Consumer Discretionary (2.6%)
Arezzo Industria e Comercio SA	193,300	1,785,100

Health Care (2.7%)
OdontoPrev SA	527,600	1,876,930

Industrials (1.6%)
Wilson Sons Ltd., BDR	107,715	1,063,101

Real Estate (2.6%)
Iguatemi Empresa de Shopping Centers SA	190,400	1,800,616

		6,525,747

CANADA (1.5%)
Financials (1.5%)
Canadian Western Bank	45,800	1,041,477

CHILE (7.5%)
Consumer Staples (5.4%)
Embotelladora Andina SA, Class A	679,600	2,399,334
Vina Concha y Toro SA	833,900	1,356,458

		3,755,792

Real Estate (2.1%)
Parque Arauco SA	585,500	1,421,828

		5,177,620

GERMANY (7.8%)
Consumer Discretionary (1.5%)
Fielmann AG (a)	14,900	1,041,591

Consumer Staples (1.6%)
KWS Saat SE	3,500	1,097,204

Materials (4.7%)
FUCHS PETROLUB SE	44,700	1,885,752
Symrise AG (a)	22,100	1,330,694

		3,216,446

		5,355,241

HONG KONG (4.9%)
Consumer Discretionary (2.0%)
Samsonite International SA (a)	445,800	1,400,053

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen International Small Cap Fund

Industrials (2.0%)
Kerry Logistics Network Ltd. (a)	1,037,500	$1,338,306

Telecommunication Services (0.9%)
Asia Satellite Telecommunications Holdings Ltd. (b)	516,500	648,379

		3,386,738

INDIA (6.3%)
Consumer Staples (1.9%)
Jyothy Laboratories Ltd. (a)	250,900	1,290,782

Health Care (1.9%)
Sanofi India Ltd.	21,600	1,305,010

Materials (2.5%)
Castrol (India) Ltd. (a)	291,400	1,745,674

		4,341,466

INDONESIA (1.7%)
Consumer Discretionary (1.7%)
Ace Hardware Indonesia Tbk PT (a)	20,628,700	1,150,444

ISRAEL (1.9%)
Materials (1.9%)
Frutarom Industries Ltd. (a)	24,700	1,305,031

JAPAN (9.1%)
Consumer Discretionary (1.8%)
Resorttrust, Inc. (a)	67,700	1,247,294

Consumer Staples (1.9%)
Calbee, Inc. (a)	40,700	1,324,903

Health Care Equipment and Supplies (3.9%)
Asahi Intecc Co. Ltd. (a)	34,500	1,404,040
Sysmex Corp. (a)	20,700	1,243,655

		2,647,695

Industrials (1.5%)
Nabtesco Corp. (a)	40,600	1,058,885

		6,278,777

MALAYSIA (1.5%)
Consumer Staples (1.5%)
Carlsberg Brewery Malaysia Bhd	329,100	1,037,191

MEXICO (2.0%)
Industrials (2.0%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	94,900	1,377,935

NEW ZEALAND (1.4%)
Industrials (1.4%)
Auckland International Airport Ltd. (a)	187,000	937,973

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen International Small Cap Fund

SINGAPORE (2.4%)
Health Care (2.4%)
Raffles Medical Group Ltd.	1,595,451	$1,675,430

SOUTH AFRICA (2.5%)
Consumer Staples (2.5%)
Clicks Group Ltd.	191,000	1,729,276

SPAIN (2.1%)
Consumer Staples (2.1%)
Viscofan SA (a)	27,700	1,408,606

SWITZERLAND (7.3%)
Consumer Staples (2.6%)
Barry Callebaut AG (a)(b)	1,440	1,781,826

Industrials (3.1%)
Dormakaba Holding AG, Class B (a)(b)	2,800	2,174,017

Information Technology (1.6%)
Temenos Group AG (a)(b)	15,100	1,097,970

		5,053,813

THAILAND (3.9%)
Real Estate (2.4%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)(c)	3,226,800	1,603,777

Utilities (1.5%)
Electricity Generating PCL, Foreign Shares (a)	182,400	1,045,520

		2,649,297

UNITED KINGDOM (22.7%)
Consumer Discretionary (4.5%)
Dignity PLC (a)	33,500	1,031,443
Fuller Smith & Turner PLC, Class A (a)	81,900	1,041,545
Millennium & Copthorne Hotels PLC (a)	186,300	1,013,770

		3,086,758

Energy (1.5%)
John Wood Group PLC (a)	96,300	1,018,750

Financials (1.1%)
Rathbone Brothers PLC	29,200	763,691

Health Care (2.9%)
Dechra Pharmaceuticals PLC	107,300	1,965,357

Industrials (6.9%)
Rotork PLC (a)	435,600	1,403,306
Spirax-Sarco Engineering PLC (a)	12,700	689,801
Ultra Electronics Holdings PLC	53,300	1,238,439
Weir Group PLC (The) (a)	55,500	1,405,958

		4,737,504

Information Technology (1.6%)
AVEVA Group PLC (a)	46,600	1,120,504

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen International Small Cap Fund

Materials (4.2%)
Croda International PLC (a)	33,400	$1,410,383
Victrex PLC (a)	62,600	1,500,150

		2,910,533

		15,603,097

Total Common Stocks		67,704,305

SHORT-TERM INVESTMENT (0.7%)
UNITED STATES (0.7%)
State Street Institutional U.S. Government Money Market Fund (d)	509,104	509,104

Total Short-Term Investment		509,104

Total Investments (Cost $62,661,262) (e)—99.1%		68,213,409

Other Assets in Excess of Liabilities—0.9%		604,614

Net Assets—100.0%		$68,818,023

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	As of January 31, 2017, security is a closed-end fund incorporated in Thailand.
(d)	Registered investment company advised by State Street Global Advisors.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

BDR    Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Japanese Equities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.0%)(a)
JAPAN (95.0%)
Consumer Discretionary (13.5%)
Asics Corp.	900	$17,532
Denso Corp.	400	17,322
Honda Motor Co. Ltd.	800	23,807
Rinnai Corp.	200	16,996
Sekisui House Ltd.	600	9,706
Shimano, Inc.	100	15,769
Toyota Motor Corp.	600	34,891
USS Co. Ltd.	600	10,531

		146,554

Consumer Staples (13.5%)
Calbee, Inc.	300	9,766
Japan Tobacco, Inc.	1,400	45,158
Pigeon Corp.	1,000	27,167
Seven & i Holdings Co. Ltd.	1,200	47,914
Unicharm Corp.	700	15,765

		145,770

Financials (8.0%)
AEON Financial Service Co. Ltd.	1,100	19,693
Concordia Financial Group Ltd.	3,100	16,351
Japan Exchange Group, Inc.	1,400	20,809
Suruga Bank Ltd.	1,300	29,616

		86,469

Health Care (5.3%)
Astellas Pharma, Inc.	2,100	28,186
Chugai Pharmaceutical Co. Ltd.	1,000	29,389

		57,575

Health Care Equipment and Supplies (3.3%)
Sysmex Corp.	600	36,048

Industrials (21.5%)
Amada Holdings Co. Ltd.	3,600	42,313
Daikin Industries Ltd.	400	39,705
East Japan Railway Co.	500	45,279
FANUC Corp.	200	39,265
Makita Corp.	400	27,783
Nabtesco Corp.	1,500	39,121

		233,466

Information Technology (12.5%)
Canon, Inc.	300	8,876
Keyence Corp.	200	77,673
SCSK Corp.	500	18,769
Yahoo Japan Corp.	7,200	30,217

		135,535

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Japanese Equities Fund

Materials (8.9%)
Kansai Paint Co. Ltd.	1,400	$27,196
Shin-Etsu Chemical Co. Ltd.	800	69,017

		96,213

Real Estate (4.3%)
Daito Trust Construction Co. Ltd.	200	27,960
Mitsubishi Estate Co. Ltd.	1,000	19,034

		46,994

Telecommunication Services (4.2%)
KDDI Corp.	1,700	45,676

		1,030,300

Total Common Stocks		1,030,300

SHORT-TERM INVESTMENT (0.8%)
UNITED STATES (0.8%)
State Street Institutional U.S. Government Money Market Fund (b)	8,874	8,874

Total Short-Term Investment		8,874

Total Investments (Cost $981,150) (c)—95.8%		1,039,174

Other Assets in Excess of Liabilities—4.2%		45,156

Net Assets—100.0%		$1,084,330

(a)	All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.7%)
Canada (1.9%)
Industrials (1.9%)
Ritchie Bros Auctioneers, Inc.	706	$22,903

Israel (2.5%)
Information Technology (2.5%)
Check Point Software Technologies Ltd. (a)	296	29,236

Netherlands (2.5%)
Energy (2.5%)
Core Laboratories NV	251	29,324

United States (89.8%)
CONSUMER DISCRETIONARY (10.8%)
BorgWarner, Inc.	841	34,338
Pool Corp.	179	18,895
PVH Corp.	364	34,147
Tiffany & Co.	320	25,190
Whirlpool Corp.	93	16,265

		128,835

CONSUMER STAPLES (10.6%)
Cal-Maine Foods, Inc.	616	25,687
Casey’s General Stores, Inc.	309	35,504
Mead Johnson Nutrition Co.	345	24,309
Molson Coors Brewing Co., Class B	421	40,635

		126,135

FINANCIALS (9.8%)
Bank of the Ozarks, Inc.	468	25,679
CBOE Holdings, Inc.	380	30,256
M&T Bank Corp.	229	37,229
Moody’s Corp.	223	23,118

		116,282

HEALTH CARE (12.0%)
Cerner Corp. (a)	587	31,528
Globus Medical, Inc., Class A (a)	874	23,039
Henry Schein, Inc. (a)	117	18,703
Mettler-Toledo International, Inc. (a)	41	17,492
PAREXEL International Corp. (a)	325	23,039
Teleflex, Inc.	171	28,682

		142,483

INDUSTRIALS (18.3%)
Beacon Roofing Supply, Inc. (a)	625	27,356
CH Robinson Worldwide, Inc.	411	31,261
Equifax, Inc.	251	29,437
Kansas City Southern	262	22,508
Republic Services, Inc.	202	11,591

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

Rockwell Automation, Inc.	209	$30,930
Snap-on, Inc.	194	35,217
Verisk Analytics, Inc. (a)	365	30,164

		218,464

INFORMATION TECHNOLOGY (13.3%)
Alliance Data Systems Corp.	138	31,516
Analog Devices, Inc.	431	32,299
CDW Corp.	559	28,794
Genpact Ltd. (a)	1,219	30,085
Manhattan Associates, Inc. (a)	466	23,887
Paychex, Inc.	189	11,395

		157,976

MATERIALS (4.5%)
International Flavors & Fragrances, Inc.	260	30,474
Sonoco Products Co.	422	23,189

		53,663

REAL ESTATE (6.7%)
Digital Realty Trust, Inc., REIT	249	26,800
Healthcare Realty Trust, Inc., REIT	808	24,410
Jones Lang LaSalle, Inc.	282	29,054

		80,264

UTILITIES (3.8%)
American Water Works Co., Inc.	325	23,868
CMS Energy Corp.	518	22,067

		45,935

		1,070,037

Total Common Stocks		1,151,500

SHORT-TERM INVESTMENT (0.6%)
United States (0.6%)
State Street Institutional U.S. Government Money Market Fund (b)	7,524	7,524

Total Short-Term Investment		7,524

Total Investments (Cost $1,026,585) (c)—97.3%		1,159,024

Other Assets in Excess of Liabilities—2.7%		32,539

Net Assets—100.0%		$1,191,563

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

REIT     Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.8%)
CANADA (3.7%)
INDUSTRIALS (3.7%)
Canadian National Railway Co.	105,402	$7,327,547
Ritchie Bros Auctioneers, Inc.	177,428	5,755,764

		13,083,311

Netherlands (2.0%)
Energy (2.0%)
Core Laboratories NV	61,539	7,189,602

UNITED STATES (93.1%)
CONSUMER DISCRETIONARY (10.7%)
BorgWarner, Inc.	221,362	9,038,210
Comcast Corp., Class A	130,877	9,870,743
PVH Corp.	110,717	10,386,362
TJX Cos., Inc. (The)	112,830	8,453,224

		37,748,539

CONSUMER STAPLES (16.1%)
Casey’s General Stores, Inc.	79,506	9,135,239
Costco Wholesale Corp.	69,444	11,385,344
CVS Health Corp.	110,503	8,708,742
Estee Lauder Cos., Inc. (The), Class A	112,950	9,172,670
Molson Coors Brewing Co., Class B	92,302	8,908,989
Philip Morris International, Inc.	98,818	9,499,374

		56,810,358

ENERGY (4.6%)
EOG Resources, Inc.	84,651	8,598,849
Schlumberger Ltd.	92,695	7,759,498

		16,358,347

FINANCIALS (14.9%)
American International Group, Inc.	129,845	8,343,840
Bank of the Ozarks, Inc.	143,631	7,881,033
Charles Schwab Corp. (The)	172,993	7,134,231
Intercontinental Exchange, Inc.	180,380	10,526,977
M&T Bank Corp.	69,242	11,256,672
Moody’s Corp.	73,157	7,584,186

		52,726,939

Health Care (9.9%)
Baxter International, Inc.	139,780	6,696,860
Gilead Sciences, Inc.	97,194	7,041,705
Globus Medical, Inc., Class A (a)	267,492	7,051,089
PAREXEL International Corp. (a)	99,414	7,047,458
Teleflex, Inc.	43,012	7,214,403

		35,051,515

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

INDUSTRIALS (12.7%)
Beacon Roofing Supply, Inc. (a)	116,596	$5,103,407
Deere & Co.	86,778	9,289,585
Equifax, Inc.	74,159	8,697,368
Rockwell Automation, Inc.	50,154	7,422,290
Snap-on, Inc.	30,036	5,452,435
Verisk Analytics, Inc. (a)	106,817	8,827,357

		44,792,442

INFORMATION TECHNOLOGY (15.1%)
Alliance Data Systems Corp.	25,957	5,928,060
Cognizant Technology Solutions Corp., Class A (a)	150,228	7,900,490
Manhattan Associates, Inc. (a)	99,297	5,089,964
Oracle Corp.	318,134	12,760,355
Texas Instruments, Inc.	125,592	9,487,220
Visa, Inc., Class A	149,384	12,355,551

		53,521,640

MATERIALS (7.1%)
Ecolab, Inc.	75,753	9,100,208
Praxair, Inc.	75,958	8,996,465
Sensient Technologies Corp.	92,672	7,112,576

		25,209,249

Real Estate (2.0%)
Jones Lang LaSalle, Inc.	69,977	7,209,730

		329,428,759

Total Common Stocks		349,701,672

SHORT-TERM INVESTMENT (1.3%)
United States (1.3%)
State Street Institutional U.S. Government Money Market Fund (b)	4,562,338	4,562,338

Total Short-Term Investment		4,562,338

Total Investments (Cost $297,479,498) (c)—100.1%		354,264,010

Liabilities in Excess of Other Assets—(0.1)%		(454,952)

Net Assets—100.0%		$353,809,058

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.8%)
Canada (4.8%)
Financials (2.5%)
Canadian Western Bank	1,959,975	$44,569,191

Industrials (2.3%)
Ritchie Bros Auctioneers, Inc.	1,267,633	41,122,015

		85,691,206

UNITED STATES (93.0%)
Consumer Discretionary (13.6%)
Core-Mark Holding Co., Inc.	1,087,495	37,986,200
Culp, Inc.	906,126	29,177,257
Fox Factory Holding Corp. (a)	1,057,038	27,377,284
G-III Apparel Group Ltd. (a)	1,334,690	35,048,959
Hibbett Sports, Inc. (a)	803,216	26,506,128
La Quinta Holdings, Inc. (a)	2,217,044	31,326,832
LCI Industries	247,602	27,174,320
Pool Corp.	250,637	26,457,242

		241,054,222

Consumer Staples (5.2%)
Cal-Maine Foods, Inc.	1,032,707	43,063,882
J&J Snack Foods Corp.	172,260	21,975,208
WD-40 Co.	251,620	26,457,843

		91,496,933

Energy (2.3%)
Forum Energy Technologies, Inc. (a)	1,850,020	40,145,434

Financials (12.5%)
AMERISAFE, Inc.	500,395	31,549,905
Boston Private Financial Holdings, Inc.	2,561,069	42,257,639
Glacier Bancorp, Inc.	1,290,668	45,857,434
Univest Corp. of Pennsylvania	1,227,204	34,545,793
WisdomTree Investments, Inc.	2,079,698	21,420,889
WSFS Financial Corp.	1,030,574	46,685,002

		222,316,662

Health Care (10.3%)
Emergent BioSolutions, Inc. (a)	1,228,816	37,196,261
Globus Medical, Inc., Class A (a)	1,518,031	40,015,297
PAREXEL International Corp. (a)	501,491	35,550,697
Prestige Brands Holdings, Inc. (a)	687,334	36,263,742
US Physical Therapy, Inc.	489,167	34,315,065

		183,341,062

Industrials (19.7%)
ABM Industries, Inc.	829,391	33,499,102
Actuant Corp., Class A	1,304,175	34,104,176
Beacon Roofing Supply, Inc. (a)	1,404,095	61,457,238
Curtiss-Wright Corp.	359,534	35,255,904

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

Gibraltar Industries, Inc. (a)	844,052	$37,053,883
Heartland Express, Inc.	1,369,584	28,213,430
Multi-Color Corp.	593,908	45,849,698
RBC Bearings, Inc. (a)	381,254	35,315,558
US Ecology, Inc.	752,722	38,577,003

		349,325,992

Information Technology (13.8%)
Ellie Mae, Inc. (a)	209,779	17,357,114
ExlService Holdings, Inc. (a)	893,082	41,037,118
Fair Isaac Corp.	390,887	48,196,367
Insight Enterprises, Inc. (a)	715,150	26,553,520
Littelfuse, Inc.	296,495	46,760,226
OSI Systems, Inc. (a)	481,199	35,931,129
Pegasystems, Inc.	747,417	28,999,780

		244,835,254

Materials (9.4%)
Compass Minerals International, Inc.	315,750	26,396,700
Kaiser Aluminum Corp.	469,668	36,850,151
Quaker Chemical Corp.	281,901	36,224,278
Sensient Technologies Corp.	501,289	38,473,931
Silgan Holdings, Inc.	506,515	29,636,193

		167,581,253

Real Estate (3.4%)
Healthcare Realty Trust, Inc., REIT	1,091,713	32,980,650
Marcus & Millichap, Inc. (a)	1,059,968	27,315,375

		60,296,025

Telecommunication Services (2.8%)
Shenandoah Telecommunications Co.	1,803,172	49,136,437

		1,649,529,274

Total Common Stocks		1,735,220,480

SHORT-TERM INVESTMENT (3.2%)
United States (3.2%)
State Street Institutional U.S. Government Money Market Fund (b)	56,817,147	56,817,147

Total Short-Term Investment		56,817,147

Total Investments (Cost $1,650,561,761) (c)—101.0%		1,792,037,627

Liabilities in Excess of Other Assets—(1.0)%		(17,931,283)

Net Assets—100.0%		$1,774,106,344

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

REIT     Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (48.0%)
CHINA (15.5%)
Diversified Telecommunication Services (1.8%)
Proven Honour Capital Ltd. (USD), 4.13%, 05/19/2025 (a)	$400,000	$399,536

Engineering & Construction (0.5%)
China Railway Resources Huitung Ltd. (USD), 3.85%, 02/05/2023 (a)	101,000	102,861

Gas Utilities (0.9%)
China Resources Gas Group Ltd. (USD), 4.50%, 04/05/2022 (a)	200,000	209,771

Oil, Gas & Consumable Fuels (6.8%)
CNOOC Nexen Finance 2014 ULC (USD), 4.25%, 04/30/2024	256,000	263,149
CNPC General Capital Ltd. (USD), 2.75%, 05/14/2019 (a)	200,000	201,596
Kunlun Energy Co. Ltd. (USD), 3.75%, 05/13/2025 (a)	314,000	311,771
Sinopec Capital 2013 Ltd. (USD), 3.13%, 04/24/2023 (a)	350,000	343,728
Sinopec Group Overseas Development 2013 Ltd. (USD), 4.38%, 10/17/2023 (a)	200,000	210,722
Sinopec Group Overseas Development 2016 Ltd. (USD), 4.25%, 05/03/2046 (a)	200,000	190,509

		1,521,475

Real Estate (3.1%)
Agile Group Holdings Ltd. (USD), 8.38%, 02/18/2019 (a)	200,000	208,499
China Overseas Finance Cayman III Ltd. (USD), 5.38%, 10/29/2023 (a)	200,000	217,024
Future Land Development Holdings Ltd. (USD), 10.25%, 07/21/2019 (a)	250,000	269,224

		694,747

Semiconductors (1.5%)
Semiconductor Manufacturing International Corp. (USD), 4.13%, 10/07/2019 (a)	330,000	339,069

Transportation (0.9%)
Eastern Creation II Investment Holdings Ltd. (USD), 2.63%, 11/20/2017 (a)	200,000	200,439

		3,467,898

HONG KONG (6.8%)
Commercial Services & Supplies (1.4%)
HPHT Finance 15 Ltd. (USD), 2.88%, 03/17/2020 (a)	318,000	317,781

Diversified Holding Companies (1.5%)
Hutchison Whampoa International 09 Ltd. (USD), 7.63%, 04/09/2019 (a)	100,000	111,695
Hutchison Whampoa International 11 Ltd. (USD), 4.63%, 01/13/2022 (a)	200,000	214,851

		326,546

Electric Utilities (0.8%)
Hongkong Electric Finance Ltd. (USD), 2.88%, 05/03/2026 (a)	200,000	187,826

Food Products (0.9%)
FPC Treasury Ltd. (USD), 4.50%, 04/16/2023 (a)	200,000	201,133

Real Estate (1.0%)
Hongkong Land Finance Cayman Islands Co. Ltd. (The) (USD), 4.50%, 06/01/2022	200,000	215,840

Real Estate Investment Trust (REIT) Funds (1.2%)
Champion MTN Ltd. (USD), 3.75%, 01/17/2023 (a)	278,000	277,194

		1,526,320

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

INDIA (10.8%)
Commercial Banks (3.6%)
ICICI Bank Ltd. (INR), 9.15%, 08/06/2024	$50,000,000	$805,734

Diversified Financial Services (3.9%)
Housing Development Finance Corp. Ltd. (INR), 8.65%, 09/18/2020	50,000,000	758,577
Indian Railway Finance Corp. Ltd. (USD), 3.92%, 02/26/2019 (a)	114,000	117,423

		876,000

Electric Utilities (0.9%)
NTPC Ltd. (USD), 4.25%, 02/26/2026 (a)	200,000	200,794

Oil, Gas & Consumable Fuels (2.4%)
Bharat Petroleum Corp. Ltd. (USD), 4.00%, 05/08/2025 (a)	280,000	278,035
ONGC Videsh Ltd. (USD), 4.63%, 07/15/2024 (a)	260,000	268,747

		546,782

		2,429,310

INDONESIA (4.2%)
Commercial Banks (3.3%)
Bank OCBC Nisp Tbk PT, Series OB (IDR), 9.40%, 02/10/2017	10,000,000,000	749,038

Transportation (0.9%)
Pelabuhan Indonesia II PT (USD), 4.25%, 05/05/2025 (a)	200,000	194,424

		943,462

MALAYSIA (0.9%)
Commercial Banks (0.9%)
Malayan Banking Bhd (USD), 3.91%, 10/29/2026 (a)(b)	200,000	199,287

PHILIPPINES (1.6%)
Commercial Banks (0.7%)
Rizal Commercial Banking Corp. (USD), 4.25%, 01/22/2020 (a)	150,000	155,348

Commercial Services & Supplies (0.9%)
ICTSI Treasury BV (USD), 5.88%, 09/17/2025 (a)	200,000	210,016

		365,364

REPUBLIC OF SOUTH KOREA (2.3%)
Commercial Banks (0.9%)
Shinhan Bank (USD), 1.88%, 07/30/2018 (a)	200,000	199,400

Diversified Financial Services (0.5%)
Hyundai Capital Services, Inc. (USD), 2.63%, 09/29/2020 (a)	100,000	99,172

Machinery-Diversified (0.9%)
Doosan Heavy Industries & Construction Co. Ltd. (USD), 2.13%, 04/27/2020 (a)	215,000	209,793

		508,365

SINGAPORE (1.7%)
Commercial Banks (0.9%)
United Overseas Bank Ltd. (USD), 3.50%, 09/16/2026 (a)(b)	200,000	198,574

Real Estate (0.8%)
Global Logistic Properties Ltd. (USD), 3.88%, 06/04/2025 (a)	200,000	185,318

		383,892

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

THAILAND (2.1%)
Commercial Banks (2.1%)
Bangkok Bank PCL (USD), 9.03%, 03/15/2029 (a)	$50,000	$69,627
Krung Thai Bank PCL (USD), 5.20%, 12/26/2024 (a)(b)	379,000	393,437

		463,064

UNITED KINGDOM (2.1%)
Commercial Banks (2.1%)
HSBC Holdings PLC (USD), 6.38%, 03/30/2025 (b)(c)	170,000	170,213
Standard Chartered PLC (USD), 4.05%, 04/12/2026 (a)	300,000	298,708

		468,921

Total Corporate Bonds		10,755,883

GOVERNMENT BONDS (44.4%)
CHINA (8.6%)
China Government Bond
Series 1604 (CNY), 2.85%, 01/28/2026 (d)	2,700,000	377,669
Series 1110 (CNY), 4.15%, 04/28/2031 (d)	10,000,000	1,558,369

		1,936,038

INDIA (5.2%)
India Government Bond
(INR), 8.40%, 07/28/2024	6,280,000	101,450
(INR), 8.60%, 06/02/2028	15,000,000	248,375
(INR), 8.24%, 11/10/2033	50,000,000	818,473

		1,168,298

INDONESIA (14.0%)
Indonesia Government International Bond (USD), 5.25%, 01/08/2047 (a)	200,000	204,801
Indonesia Treasury Bond
Series FR61 (IDR), 7.00%, 05/15/2022	2,500,000,000	185,477
Series FR56 (IDR), 8.38%, 09/15/2026	3,500,000,000	274,894
Series FR73 (IDR), 8.75%, 05/15/2031	11,400,000,000	897,742
Series FR72 (IDR), 8.25%, 05/15/2036	21,000,000,000	1,581,032

		3,143,946

MALAYSIA (8.8%)
Malaysia Government Bond
Series 0411 (MYR), 4.23%, 06/30/2031	1,600,000	349,554
Series 0415 (MYR), 4.25%, 05/31/2035	3,250,000	697,237
Series 0216 (MYR), 4.74%, 03/15/2046	4,175,000	931,630

		1,978,421

REPUBLIC OF SOUTH KOREA (4.4%)
Korea Treasury Bond
Series 1906 (KRW), 1.50%, 06/10/2019	160,000,000	137,132
Series 3509 (KRW), 2.63%, 09/10/2035	920,000,000	841,248

		978,380

SINGAPORE (0.7%)
Singapore Government Bond (SGD), 2.88%, 09/01/2030	200,000	146,266

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

SRI LANKA (1.4%)
Sri Lanka Government Bond, Series A (LKR), 11.40%, 01/01/2024	$48,000,000	$303,067

THAILAND (1.3%)
Thailand Government Bond (THB), 3.40%, 06/17/2036	10,000,000	283,461

Total Government Bonds		9,937,877

SHORT-TERM INVESTMENT (5.9%)
UNITED STATES (5.9%)
State Street Institutional U.S. Government Money Market Fund (e)	1,322,523	1,322,523

Total Short-Term Investment		1,322,523

Total Investments (Cost $22,710,910) (f)—98.3%		22,016,283

Other Assets in Excess of Liabilities—1.7%		375,254

Net Assets—100.0%		$22,391,537

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2017.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(e)	Registered investment company advised by State Street Global Advisors.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
LKR	Sri Lanka Rupee
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

At January 31, 2017, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-10 year	57	03/22/2017	$(18,018)
United States Treasury Note 6%-10 year	(10)	03/22/2017	4,117
United States Treasury Note 6%-30 year	4	03/22/2017	(4,009)
United States Treasury Note 6%-2 year	6	03/31/2017	(296)
United States Treasury Note 6%-5 year	2	03/31/2017	58
United States Treasury Note 6%-5 year	(146)	03/31/2017	41,867

			23,719

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Asia Bond Fund

At January 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

Chinese Yuan Renminbi Offshore/United States Dollar
02/17/2017	Citibank	CNH	1,411,373	USD	200,000	$206,462	$6,462
03/06/2017	Royal Bank of Canada	CNH	15,775,400	USD	2,299,999	2,301,352	1,353
Philippine Peso/United States Dollar
02/16/2017	Goldman Sachs	PHP	103,733,700	USD	2,100,000	2,083,689	(16,311)
Singapore Dollar/United States Dollar
03/10/2017	Goldman Sachs	SGD	4,706,869	USD	3,299,999	3,341,220	41,221
South Korean Won/United States Dollar
03/24/2017	BNP Paribas	KRW	3,271,380,000	USD	2,800,000	2,817,028	17,028
03/24/2017	Credit Suisse	KRW	585,500,000	USD	500,000	504,182	4,182
03/24/2017	Goldman Sachs	KRW	596,851,595	USD	500,000	513,957	13,957
Thai Baht/United States Dollar
03/17/2017	Goldman Sachs	THB	64,180,000	USD	1,800,001	1,822,097	22,096

						$13,589,987	$89,988

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Chinese Yuan Renminbi Offshore
02/17/2017	Standard Chartered Bank	USD	450,000	CNH	3,104,667	$454,166	$(4,166)
03/06/2017	BNP Paribas	USD	200,000	CNH	1,392,000	203,068	(3,068)
03/06/2017	Citibank	USD	300,000	CNH	2,090,923	305,029	(5,029)
03/06/2017	Royal Bank of Canada	USD	500,000	CNH	3,423,000	499,355	645
United States Dollar/Hong Kong Dollar
03/13/2017	Royal Bank of Canada	USD	1,300,001	HKD	10,095,933	1,301,848	(1,847)
United States Dollar/Philippine Peso
02/16/2017	Standard Chartered Bank	USD	300,000	PHP	15,000,000	301,304	(1,304)
United States Dollar/Singapore Dollar
03/10/2017	Standard Chartered Bank	USD	200,000	SGD	289,275	205,345	(5,345)
United States Dollar/South Korean Won
03/24/2017	Standard Chartered Bank	USD	400,000	KRW	463,180,000	398,850	1,150
03/24/2017	State Street Bank	USD	400,000	KRW	480,800,000	414,023	(14,023)
United States Dollar/Thai Baht
03/17/2017	Goldman Sachs	USD	200,000	THB	7,181,400	203,883	(3,883)

						$4,286,871	$(36,870)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
SOVEREIGN AGENCY (1.1%)
NAMIBIA (1.1%)
Namibia International Bonds (USD), 5.25%, 10/29/2025 (a)	$220,000	$218,258

Total Sovereign Agency		218,258

CORPORATE BONDS (7.8%)
BRAZIL (1.2%)
Commercial Banks (0.2%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	120,000	37,177

Engineering & Construction (0.0%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)(b)(c)	200,000	6,500

Oil, Gas & Consumable Fuels (1.0%)
Petrobras Global Finance BV (USD), 6.25%, 03/17/2024	190,000	190,760

		234,437

CHILE (1.1%)
Airlines (0.2%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 11/15/2027	38,081	37,986

Electric Utilities (0.9%)
Empresa Electrica Angamos SA (USD), 4.88%, 05/25/2029 (a)(d)	200,000	194,141

		232,127

KAZAKHSTAN (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(d)	200,000	187,477

KUWAIT (1.0%)
Diversified Financial Services (1.0%)
Equate Petrochemical BV (USD), 4.25%, 11/03/2026 (a)	200,000	196,500

MOROCCO (1.0%)
Chemicals (1.0%)
OCP SA (USD), 5.63%, 04/25/2024 (a)	200,000	207,658

PANAMA (1.0%)
Commercial Banks (1.0%)
Global Bank Corp. (USD), 4.50%, 10/20/2021 (a)	200,000	195,184

PERU (0.5%)
Metals & Mining (0.5%)
Southern Copper Corp. (USD), 5.88%, 04/23/2045	98,000	99,872

RUSSIA (1.1%)
Diversified Telecommunication Services (1.1%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (USD), 7.75%, 02/02/2021 (a)	200,000	223,500

Total Corporate Bonds		1,576,755

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

GOVERNMENT BONDS (69.6%)
ANGOLA (0.9%)
Angolan Government International Bond (USD), 9.50%, 11/12/2025 (a)	$200,000	$190,928

ARGENTINA (6.2%)
Argentine Bonos del Tesoro
(ARS), 18.20%, 10/03/2021	682,000	45,538
(ARS), 16.00%, 10/17/2023	2,168,000	140,863
Argentine Republic Government International Bond
(USD), 5.63%, 01/26/2022(a)	237,000	237,474
(USD), 7.50%, 04/22/2026(a)	601,000	627,444
(EUR), 7.82%, 12/31/2033(d)	137,610	150,779
(USD), 0.00%, 12/15/2035(e)	440,000	41,888

		1,243,986

ARMENIA (1.0%)
Armenia International Bond (USD), 6.00%, 09/30/2020 (a)	200,000	206,764

BAHRAIN (1.1%)
Bahrain Government International Bond (USD), 7.00%, 10/12/2028 (a)	210,000	215,240

BRAZIL (6.1%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 10.00%, 01/01/2023	530,000	162,349
Series F (BRL), 10.00%, 01/01/2025	1,010,000	306,347
Series F (BRL), 10.00%, 01/01/2027	2,000,000	602,225
Series B (BRL), 6.00%, 08/15/2050 (f)	177,902	59,628
Brazilian Government International Bond (USD), 4.88%, 01/22/2021	100,000	104,100

		1,234,649

CROATIA (0.5%)
Croatia Government International Bond (USD), 6.63%, 07/14/2020 (a)	100,000	109,367

DOMINICAN REPUBLIC (3.7%)
Dominican Republic International Bond
(USD), 5.88%, 04/18/2024(a)(d)	200,000	205,136
(USD), 6.88%, 01/29/2026(a)	290,000	309,445
(USD), 7.45%, 04/30/2044(a)	100,000	105,500
(USD), 6.85%, 01/27/2045(a)	120,000	117,998

		738,079

ECUADOR (1.1%)
Ecuador Government International Bond (USD), 10.75%, 03/28/2022 (a)	200,000	224,500

EGYPT (1.0%)
Egypt Government International Bond (USD), 6.13%, 01/31/2022 (a)	200,000	201,798

EL SALVADOR (1.3%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025(a)	230,000	200,795
(USD), 7.65%, 06/15/2035(a)	65,000	57,128

		257,923

ETHIOPIA (1.8%)
Ethiopia International Bond (USD), 6.63%, 12/11/2024 (a)	400,000	359,712

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

GABON (1.8%)
Gabon Government International Bond (USD), 6.38%, 12/12/2024 (a)(d)	$400,000	$367,204

GHANA (1.6%)
Ghana Government International Bond (USD), 8.13%, 01/18/2026 (a)(d)	330,000	322,017

HONDURAS (1.6%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)(d)	290,000	314,380

INDONESIA (4.4%)
Indonesia Government International Bond (USD), 5.88%, 01/15/2024 (a)	410,000	457,487
Indonesia Treasury Bond
Series FR71 (IDR), 9.00%, 03/15/2029	2,970,000,000	240,202
Series FR68 (IDR), 8.38%, 03/15/2034	2,600,000,000	198,128

		895,817

IVORY COAST (2.1%)
Ivory Coast Government International Bond (USD), 5.75%, 12/31/2032 (a)(g)	461,700	427,525

KENYA (1.0%)
Kenya Government International Bond (USD), 6.88%, 06/24/2024 (a)	200,000	193,010

MEXICO (3.3%)
Mexican Bonos, Series M20 (MXN), 8.50%, 05/31/2029	2,680,000	136,385
Mexico Government International Bond (USD), 6.05%, 01/11/2040	494,000	539,695

		676,080

MONGOLIA (1.9%)
Mongolia Government International Bond
(USD), 10.88%, 04/06/2021 (a)	200,000	210,932
(USD), 5.13%, 12/05/2022 (a)	200,000	173,375

		384,307

PAKISTAN (1.1%)
Pakistan Government International Bond (USD), 8.25%, 04/15/2024 (a)	200,000	221,754

PARAGUAY (1.5%)
Paraguay Government International Bond (USD), 6.10%, 08/11/2044 (a)	300,000	303,918

RUSSIA (2.3%)
Russian Federal Bond—OFZ (RUB), 8.50%, 09/17/2031	14,800,000	251,444
Russian Foreign Bond—Eurobond (USD), 5.00%, 04/29/2020 (a)	200,000	213,500

		464,944

RWANDA (1.2%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	250,000	247,430

SENEGAL (1.0%)
Senegal Government International Bond (USD), 6.25%, 07/30/2024 (a)	200,000	196,956

SERBIA (3.1%)
Serbia International Bond (USD), 7.25%, 09/28/2021 (a)	560,000	631,400

SOUTH AFRICA (1.7%)
Republic of South Africa Government International Bond (USD), 5.88%, 05/30/2022	310,000	340,130

TANZANIA (0.8%)
Tanzania Government International Bond (USD), 7.25%, 03/09/2020 (a)(d)(e)	155,556	163,664

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

TURKEY (4.8%)
Turkey Government International Bond
(USD), 7.38%, 02/05/2025	$200,000	$220,424
(USD), 4.88%, 10/09/2026	550,000	512,534
(USD), 6.00%, 03/25/2027	240,000	241,969

		974,927

UKRAINE (4.2%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2019(a)	462,000	459,459
(USD), 7.75%, 09/01/2020(a)	100,000	97,812
(USD), 7.75%, 09/01/2021(a)	100,000	96,650
(USD), 7.75%, 09/01/2026(a)	120,000	111,000
(USD), 0.00%, 05/31/2040(a)(e)	295,000	87,128

		852,049

UNITED ARAB EMIRATES (0.9%)
Emirate of Dubai Government International Bonds (USD), 5.25%, 01/30/2043 (a)	200,000	189,501

URUGUAY (2.3%)
Uruguay Government International Bond
(USD), 4.38%, 10/27/2027(d)	80,000	81,908
(USD), 5.10%, 06/18/2050(d)	420,000	391,860

		473,768

VENEZUELA (1.3%)
Venezuela Government International Bond (USD), 7.75%, 10/13/2019 (a)	419,500	252,749

ZAMBIA (1.0%)
Zambia Government International Bond (USD), 8.97%, 07/30/2027 (a)(d)	200,000	199,760

Total Government Bonds		14,076,236

GOVERNMENT AGENCIES (12.9%)
AZERBAIJAN (1.3%)
Southern Gas Corridor CJSC (USD), 6.88%, 03/24/2026 (a)(h)	250,000	270,155

BRAZIL (0.7%)
Caixa Economica Federal (USD), 4.25%, 05/13/2019 (a)	150,000	151,125

ECUADOR (0.0%)
EP PetroEcuador via Noble Sovereign Funding I Ltd. (USD), 6.63%, 09/24/2019 (a)(e)(g)	6,397	6,523

GEORGIA (2.2%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	400,000	435,160

INDONESIA (1.4%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	290,000	286,079

KAZAKHSTAN (2.1%)
Kazakhstan Temir Zholy Finance BV (USD), 6.95%, 07/10/2042 (a)	200,000	202,000
Kazakhstan Temir Zholy National Co. JSC (USD), 6.38%, 10/06/2020 (a)	200,000	214,552

		416,552

MEXICO (3.2%)
Petroleos Mexicanos
(USD), 4.61%, 03/11/2022(a)(e)	190,000	197,363
(USD), 6.63%, 06/15/2038	170,000	163,839
(USD), 5.63%, 01/23/2046	340,000	283,645

		644,847

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

TUNISIA (1.1%)
Banque Centrale de Tunisie International Bond (USD), 5.75%, 01/30/2025 (a)	$240,000	$226,142

VENEZUELA (0.9%)
Petroleos de Venezuela SA (USD), 6.00%, 05/16/2024 (a)(d)	465,000	187,627

Total Government Agencies		2,624,210

SHORT-TERM INVESTMENT (7.5%)
UNITED STATES (7.5%)
State Street Institutional U.S. Government Money Market Fund (i)	1,522,250	1,522,250

Total Short-Term Investment		1,522,250

Total Investments (Cost $20,418,764) (j)—98.9%		20,017,709

Other Assets in Excess of Liabilities—1.1%		212,429

Net Assets—100.0%		$20,230,138

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Illiquid security.
(d)	Sinkable security.
(e)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2017.
(f)	Inflation linked security.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	This security is government guaranteed.
(i)	Registered investment company advised by State Street Global Advisors.
(j)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Currency
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	New Russian Ruble
USD	U.S. Dollar

At January 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation

Brazilian Real/United States Dollar
02/22/2017	Goldman Sachs	BRL	339,000	USD	99,029	$107,062	$8,033
Indonesian Rupiah/United States Dollar
02/22/2017	Citibank	IDR	484,024,000	USD	35,343	36,182	839
Mexican Peso/United States Dollar
04/12/2017	JPMorgan Chase	MXN	1,264,000	USD	58,704	60,021	1,317

						$203,265	$10,189

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Depreciation

United States Dollar/Brazilian Real
02/22/2017	Citibank	USD	598,325	BRL	2,100,000	$663,218	$(64,893)
02/22/2017	Goldman Sachs	USD	74,577	BRL	259,000	81,797	(7,220)
United States Dollar/Colombian Peso
02/22/2017	Goldman Sachs	USD	183,931	COP	582,878,000	198,588	(14,657)
United States Dollar/Euro
04/13/2017	Citibank	USD	142,568	EUR	135,000	146,204	(3,636)
United States Dollar/Hungarian Forint
04/13/2017	Citibank	USD	176,719	HUF	51,969,000	181,408	(4,689)
United States Dollar/Indonesian Rupiah
02/22/2017	Goldman Sachs	USD	244,199	IDR	3,351,623,000	250,544	(6,345)

						$1,521,759	$(101,440)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

	Shares or Principal Amount	Value (US$)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
UNITED KINGDOM (0.5%)
Paragon Mortgages No 8 PLC, Series 8, Class B1B, (EUR), 0.87%, 04/15/2044 (a)(b)	$94,017	$95,159

UNITED STATES (0.9%)
JP Morgan Mortgage Trust, Series 14-IVR3, Class 2A1 (USD), 3.00%, 09/25/2044 (a)(b)	33,944	34,386
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D (USD), 4.39%, 01/05/2043 (a)(b)	138,000	108,249
Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A1 (USD), 2.86%, 12/25/2033 (b)	7,598	7,529

		150,164

Total Commercial Mortgage-Backed Securities		245,323

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.3%)
UNITED STATES (0.3%)
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 3.85%, 12/26/2037 (a)(b)	16,689	15,418
JP Morgan Re-Remic
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	12,005	12,162
Series 2009-7, Class 17A1 (USD), 5.46%, 07/27/2037 (a)(b)	25,976	25,953

		53,533

Total Residential Mortgage-Backed Securities		53,533

CORPORATE BONDS (85.9%)
AUSTRALIA (2.1%)
Commercial Banks (1.4%)
National Australia Bank Ltd. (USD), 2.25%, 03/16/2021 (a)	250,000	248,117

Metals & Mining (0.7%)
BHP Billiton Finance Ltd. (EUR), 4.75%, 04/22/2076 (a)(b)	100,000	117,773

		365,890

BRAZIL (0.6%)
Food Products (0.6%)
Marfrig Overseas Ltd. (USD), 9.50%, 05/04/2020 (a)	100,000	103,125

CANADA (4.5%)
Commercial Banks (2.2%)
Canadian Imperial Bank of Commerce (USD), 2.25%, 07/21/2020 (a)	200,000	200,613
Royal Bank of Canada (USD), 2.20%, 09/23/2019	170,000	170,756

		371,369

Metals & Mining (1.0%)
Glencore Canada Financial Corp. (GBP), 7.38%, 05/27/2020	50,000	73,225
Glencore Finance Canada Ltd. (USD), 2.70%, 10/25/2017 (a)	100,000	100,755

		173,980

Oil, Gas & Consumable Fuels (0.5%)
Canadian Natural Resources Ltd. (USD), 1.75%, 01/15/2018	81,000	80,964

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Pharmaceutical (0.8%)
Valeant Pharmaceuticals Iernational, Inc (USD), 6.75%, 08/15/2018 (a)	$70,000	$69,037
Valeant Pharmaceuticals International, Inc. (EUR), 4.50%, 05/15/2023 (a)	100,000	79,883

		148,920

		775,233

CHINA (1.4%)
Commercial Banks (1.4%)
Industrial & Commercial Bank of China Ltd. (USD), 2.45%, 10/20/2021	250,000	244,414

FRANCE (4.0%)
Commercial Banks (1.1%)
Societe Generale SA (EUR), 9.38%, 09/04/2019 (a)(b)(c)	150,000	192,896

Insurance (2.3%)
AXA SA
(USD), 6.46%, 12/14/2018(a)(b)(c)	130,000	129,919
(EUR), 3.88%, 10/08/2025(a)(b)(c)	100,000	110,265
CNP Assurances (GBP), 7.38%, 09/30/2041 (a)(b)	100,000	142,136

		382,320

Oil, Gas & Consumable Fuels (0.6%)
TOTAL SA (EUR), 2.25%, 02/26/2021 (a)(b)(c)	100,000	106,779

		681,995

GERMANY (0.8%)
Insurance (0.8%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (GBP), 7.63%, 06/21/2028 (b)	100,000	136,003

HONG KONG (0.7%)
Holding Companies-Diversified Operations (0.7%)
Hutchison Whampoa Europe Finance 13 Ltd. (EUR), 3.75%, 05/10/2018 (a)(b)(c)	100,000	110,879

JAPAN (1.5%)
Commercial Banks (1.5%)
Sumitomo Mitsui Banking Corp. (USD), 1.76%, 10/19/2018	250,000	249,184

JERSEY (0.4%)
Commercial Banks (0.4%)
HBOS Capital Funding LP (GBP), 6.46%, 11/30/2018 (a)(b)(c)	50,000	66,124

LUXEMBOURG (1.2%)
Diversified Telecommunication Services (1.2%)
Altice Luxembourg SA (USD), 7.75%, 05/15/2022 (a)	200,000	212,250

MEXICO (1.2%)
Diversified Telecommunication Services (0.8%)
America Movil SAB de CV, Series C, (GBP), 6.38%, 09/06/2073 (a)(b)	100,000	133,412

Oil, Gas & Consumable Fuels (0.4%)
Petroleos Mexicanos (USD), 5.50%, 01/21/2021	60,000	62,388

		195,800

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

NETHERLANDS (13.6%)
Auto Manufacturers (1.3%)
Volkswagen International Finance NV
(EUR), 3.88%, 09/04/2018(a)(b)(c)	$110,000	$122,248
(EUR), 2.50%, 03/20/2022(a)(b)(c)	100,000	104,528

		226,776

Commercial Banks (3.5%)
ABN AMRO Bank NV (USD), 1.80%, 09/20/2019 (a)	200,000	197,437
Cooperatieve Rabobank UA
(USD), 11.00%, 06/30/2019(a)(b)(c)	140,000	163,800
(AUD), 4.25%, 10/13/2021(a)	100,000	77,835
ING Bank NV (GBP), 6.88%, 05/29/2023 (b)	115,000	154,184

		593,256

Commercial Services & Supplies (0.7%)
Hertz Holdings Netherlands BV (EUR), 4.38%, 01/15/2019 (a)	100,000	110,303

Diversified Financial Services (1.1%)
Equate Petrochemical BV (USD), 3.00%, 03/03/2022 (a)	200,000	193,868

Diversified Telecommunication Services (2.5%)
Deutsche Telekom International Finance BV
(USD), 1.50%, 09/19/2019(a)	150,000	147,408
(USD), 2.82%, 01/19/2022(a)	170,000	168,902
Koninklijke KPN NV (EUR), 6.13%, 09/14/2018 (a)(b)(c)	100,000	115,612

		431,922

Electric Utilities (0.6%)
Gas Natural Fenosa Finance BV (EUR), 3.38%, 04/24/2024 (a)(b)(c)	100,000	101,878

Oil, Gas & Consumable Fuels (2.4%)
Lukoil International Finance BV (USD), 6.36%, 06/07/2017 (a)	100,000	101,478
Petrobras Global Finance BV (EUR), 4.88%, 03/07/2018	100,000	112,071
Shell International Finance BV (USD), 1.30%, 09/12/2019 (b)	200,000	200,668

		414,217

Pharmaceutical (0.8%)
Mylan, Inc. (USD), 3.00%, 12/15/2018	130,000	131,042

Real Estate (0.7%)
Vonovia Finance BV (EUR), 4.00%, 12/17/2021 (a)(b)(c)	100,000	112,139

		2,315,401

NORWAY (0.9%)
Commercial Banks (0.9%)
DNB Bank ASA (GBP), 6.01%, 03/29/2017 (a)(b)(c)	120,000	151,499

REPUBLIC OF IRELAND (1.6%)
Insurance (0.8%)
PGH Capital PLC (GBP), 5.75%, 07/07/2021 (a)	100,000	140,188

Pharmaceutical (0.8%)
Shire Acquisitions Investments Ireland DAC (USD), 1.90%, 09/23/2019	140,000	138,339

		278,527

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

SWEDEN (2.8%)
Auto Manufacturers (0.7%)
Volvo Treasury AB (EUR), 4.20%, 06/10/2075 (a)(b)	$100,000	$112,660

Commercial Banks (1.5%)
Stadshypotek AB (USD), 1.88%, 10/02/2019 (a)	250,000	248,674

Oil, Gas & Consumable Fuels (0.6%)
Corral Petroleum Holdings AB (EUR), 11.75%, 05/15/2021 (a)(d)	100,000	109,116

		470,450

UNITED KINGDOM (12.3%)
Auto Manufacturers (0.9%)
Jaguar Land Rover Automotive PLC (USD), 5.63%, 02/01/2023 (a)	150,000	157,125

Commercial Banks (3.7%)
Barclays Bank PLC (GBP), 6.75%, 01/16/2023 (b)	50,000	65,462
HSBC Holdings PLC (GBP), 6.38%, 10/18/2022 (b)	200,000	259,199
Royal Bank of Scotland Group PLC (USD), 6.99%, 10/05/2017 (a)(b)(c)	100,000	110,000
Standard Chartered PLC (USD), 2.10%, 08/19/2019 (a)	200,000	198,023

		632,684

Electric Utilities (0.7%)
SSE PLC (GBP), 3.88%, 09/10/2020 (a)(b)(c)	100,000	125,895

Food Products (0.8%)
Tesco PLC (GBP), 5.50%, 12/13/2019	100,000	138,890

Insurance (2.5%)
Aviva PLC
(USD), 8.25%, 11/03/2017(a)(c)	200,000	207,876
(GBP), 6.88%, 11/21/2019(b)(c)	40,000	53,500
Legal & General Group PLC (GBP), 10.00%, 07/23/2041 (b)	50,000	81,326
Zurich Finance UK PLC (GBP), 6.63%, 10/02/2022 (b)(c)	57,000	81,046

		423,748

Media (0.4%)
Virgin Media Secured Finance PLC (GBP), 6.00%, 04/15/2021 (a)	56,914	74,461

Metals & Mining (1.2%)
Anglo American Capital PLC (USD), 2.63%, 04/03/2017 (a)	200,000	200,000

Oil, Gas & Consumable Fuels (0.8%)
BG Energy Capital PLC (GBP), 6.50%, 11/30/2072 (a)(b)	100,000	130,912

Real Estate (1.3%)
Annington Finance No 4 PLC, Series A (GBP), 0.00%, 12/07/2022 (e)	200,000	221,382

		2,105,097

UNITED STATES (36.3%)
Aerospace & Defense (1.4%)
United Technologies Corp.
(USD), 1.78%, 05/04/2018(f)	86,000	86,052
(USD), 1.38%, 11/01/2019(b)	160,000	160,746

		246,798

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Auto Manufacturers (4.8%)
American Honda Finance Corp.
(USD), 1.19%, 11/19/2018 (b)	$200,000	$200,273
(USD), 1.20%, 07/12/2019	18,000	17,699
Daimler Finance North America LLC (USD), 1.66%, 10/30/2019 (a)(b)	160,000	160,092
General Motors Financial Co., Inc. (USD), 2.27%, 10/04/2019 (b)	140,000	141,288
Toyota Motor Credit Corp.
(USD), 1.27%, 01/09/2019(b)	200,000	200,155
(USD), 1.55%, 10/18/2019	93,000	92,154

		811,661

COMMERCIAL BANKS (5.2%)
Bank of America Corp. (USD), 2.22%, 10/21/2022 (b)	140,000	141,811
Citigroup, Inc., Series MPLE (CAD), 3.39%, 11/18/2021	100,000	80,088
Goldman Sachs Group, Inc. (USD), 2.24%, 11/15/2021 (b)	140,000	140,815
JPMorgan Chase & Co.
Series V (USD), 5.00%, 07/01/2019 (b)(c)	60,000	60,075
(USD), 2.27%, 10/24/2023(b)	140,000	142,398
Morgan Stanley (USD), 2.44%, 10/24/2023 (b)	150,000	151,776
Wells Fargo & Co. (USD), 3.07%, 01/24/2023	170,000	169,823

		886,786

Computers & Peripherals (0.9%)
Apple, Inc. (USD), 2.25%, 02/23/2021	22,000	22,004
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (USD), 3.48%, 06/01/2019 (a)	130,000	132,674

		154,678

Diversified Financial Services (4.1%)
American Express Credit Corp. (USD), 1.61%, 10/30/2019 (b)	150,000	150,236
Ford Motor Credit Co. LLC (USD), 5.75%, 02/01/2021	200,000	220,450
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	100,000	112,579
SLM Student Loan Trust 2003-10 (GBP), 0.93%, 12/15/2039 (a)(b)	200,000	215,664

		698,929

Diversified Telecommunication Services (1.4%)
AT&T, Inc. (USD), 3.20%, 03/01/2022	100,000	99,924
Cisco Systems, Inc. (USD), 1.34%, 09/20/2019 (b)	140,000	140,398

		240,322

Electric Utilities (4.4%)
Dominion Resources, Inc.
Series A (USD), 1.88%, 01/15/2019	170,000	170,071
(USD), 2.96%, 07/01/2019(f)	155,000	157,071
Duke Energy Florida LLC (USD), 1.85%, 01/15/2020	200,000	200,248
NextEra Energy Capital Holdings, Inc. (USD), 1.65%, 09/01/2018	100,000	99,764
Southern Power Co., Series D (USD), 1.95%, 12/15/2019	129,000	128,195

		755,349

Electronics (1.2%)
Honeywell International, Inc. (USD), 1.32%, 10/30/2019 (b)	200,000	200,372

Energy Equipment & Services (1.0%)
Columbia Pipeline Group, Inc. (USD), 2.45%, 06/01/2018	18,000	18,100
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	53,959
Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	22,000	22,435
MPLX LP (USD), 4.50%, 07/15/2023	55,000	57,429
Sabine Pass Liquefaction LLC (USD), 5.00%, 03/15/2027 (a)	21,000	22,024

		173,947

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Food Products (1.0%)
Kraft Heinz Foods Co. (USD), 2.00%, 07/02/2018	$100,000	$100,168
Kroger Co. (USD), 1.50%, 09/30/2019	75,000	73,938

		174,106

Gas Utilities (0.2%)
Sempra Energy (USD), 1.63%, 10/07/2019	41,000	40,534

Healthcare Products (0.5%)
Becton Dickinson and Co. (USD), 1.80%, 12/15/2017	78,000	78,200

Insurance (2.7%)
Berkshire Hathaway Finance Corp. (USD), 1.34%, 01/10/2020 (b)	170,000	170,479
Metropolitan Life Global Funding I (USD), 1.30%, 09/14/2018 (a)(b)	150,000	150,181
New York Life Global Funding (USD), 1.43%, 10/24/2019 (a)(b)	140,000	140,270

		460,930

Machinery-Construction & Mining (1.0%)
Caterpillar Financial Services Corp. (USD), 1.53%, 01/10/2020 (b)	170,000	170,499

Machinery-Diversified (1.2%)
John Deere Capital Corp. (USD), 1.28%, 10/15/2018 (b)	200,000	200,108

Media (0.6%)
CBS Corp. (USD), 2.30%, 08/15/2019	80,000	80,276
Walt Disney Co. (USD), 7.55%, 07/15/2093	25,000	30,491

		110,767

Oil, Gas & Consumable Fuels (0.8%)
Exxon Mobil Corp. (USD), 1.32%, 03/06/2022 (b)	140,000	139,053

Pharmaceutical (2.3%)
AbbVie, Inc.
(EUR), 0.38%, 11/18/2019	140,000	151,682
(USD), 2.90%, 11/06/2022	80,000	79,116
Pfizer, Inc. (USD), 2.20%, 12/15/2021	165,000	164,316

		395,114

Real Estate Investment Trust (REIT) Funds (0.3%)
Crown Castle International Corp. (USD), 2.25%, 09/01/2021	47,000	45,510

Retail (0.3%)
CVS Health Corp. (USD), 3.50%, 07/20/2022	43,000	44,184

Semiconductors (1.0%)
Broadcom Corp. / Broadcom Cayman Finance Ltd. (USD), 2.38%, 01/15/2020 (a)	170,000	169,660

		6,197,507

Total Corporate Bonds		14,659,378

GOVERNMENT BONDS (7.8%)
CROATIA (1.2%)
Croatia Government International Bond (USD), 6.25%, 04/27/2017 (a)	200,000	201,923

GERMANY (0.7%)
Bundesrepublik Deutschland (EUR), 1.50%, 09/04/2022 (a)	100,000	118,642

RUSSIA (1.2%)
Russian Foreign Bond—Eurobond (USD), 3.25%, 04/04/2017 (a)	200,000	200,400

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

SERBIA (1.2%)
Serbia International Bond (USD), 5.25%, 11/21/2017 (a)	$200,000	$204,600

SUPRANATIONAL (1.2%)
European Investment Bank (USD), 2.00%, 12/15/2017	200,000	201,389

SWEDEN (1.1%)
Svensk Exportkredit AB (USD), 2.88%, 11/14/2023 (a)(b)	200,000	199,168

TURKEY (1.2%)
Turkey Government International Bond (USD), 6.75%, 04/03/2018	200,000	207,800

Total Government Bonds		1,333,922

GOVERNMENT AGENCIES (1.7%)
INDIA (1.2%)
Export-Import Bank of India (USD), 2.75%, 04/01/2020 (a)	200,000	199,353

MEXICO (0.5%)
Petroleos Mexicanos (USD), 4.61%, 03/11/2022 (a)(b)	78,000	81,022

Total Government Agencies		280,375

SHORT-TERM INVESTMENT (0.7%)
UNITED STATES (0.7%)
State Street Institutional U.S. Government Money Market Fund (g)	110,553	110,553

Total Short-Term Investment		110,553

Total Investments (Cost $16,809,449) (h)—97.8%		16,683,084

Other Assets in Excess of Liabilities—2.2%		382,583

Net Assets—100.0%		$17,065,667

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2017.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(e)	Issued with a zero coupon.
(f)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(g)	Registered investment company advised by State Street Global Advisors.
(h)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Currency
GBP	British Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	New Russian Ruble
SEK	Swedish Krona
USD	U.S. Dollar

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

At January 31, 2017, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
90 Day Euro Futures	(31)	06/18/2018	$51,825
Canadian Government Bond-10 year	7	03/22/2017	(3,299)
Euro Bobl Futures	(3)	03/08/2017	(48)
Euro BTP Futures	(8)	03/08/2017	23,823
Euro Bund Futures	5	03/08/2017	(4,865)
Euro Bund Futures	(2)	03/08/2017	1,001
Euro Schatz Futures	(7)	03/08/2017	(237)
Long Gilt Futures	(8)	03/29/2017	5,082
United States Treasury Note 6%-10 year	(5)	03/22/2017	(965)
United States Treasury Note 6%-2 year	(16)	03/31/2017	(3,263)
United States Treasury Note 6%-5 year	(30)	03/31/2017	(4,984)
United States Treasury Note 6%-Ultra Long	(12)	03/22/2017	(16,754)

			47,316

At January 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)

Australian Dollar/United States Dollar
04/13/2017	Barclays Bank	AUD	19,000	USD	14,382	$14,385	$3
04/13/2017	Citibank	AUD	15,000	USD	10,927	11,357	430
04/13/2017	UBS	AUD	14,000	USD	10,542	10,600	58
Brazilian Real/United States Dollar
02/22/2017	JPMorgan Chase	BRL	226,000	USD	65,889	71,375	5,486
British Pound/United States Dollar
04/13/2017	Morgan Stanley	GBP	15,000	USD	18,860	18,901	41
Euro/United States Dollar
02/22/2017	Citibank	EUR	17,000	USD	18,105	18,365	260
02/22/2017	UBS	EUR	10,000	USD	10,595	10,803	208
04/13/2017	Morgan Stanley	EUR	112,000	USD	119,858	121,295	1,437
04/13/2017	UBS	EUR	93,000	USD	98,662	100,719	2,057
Mexican Peso/United States Dollar
02/22/2017	Royal Bank Of Canada	MXN	2,556,000	USD	118,242	122,231	3,989
New Russian Ruble/United States Dollar
02/22/2017	Barclays Bank	RUB	4,477,000	USD	66,808	74,070	7,262
02/22/2017	Morgan Stanley	RUB	5,043,000	USD	83,660	83,435	(225)
New Zealand Dollar/United States Dollar
04/13/2017	Citibank	NZD	22,000	USD	15,286	16,106	820
Swiss Franc/United States Dollar
02/22/2017	UBS	CHF	126,000	USD	123,664	127,459	3,795

						$801,101	$25,621

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Depreciation

United States Dollar/Australian Dollar
02/22/2017	Citibank	USD	17,416	AUD	24,000	$18,193	$(777)
02/22/2017	UBS	USD	203,851	AUD	280,000	212,247	(8,396)
04/13/2017	Barclays Bank	USD	84,388	AUD	116,000	87,827	(3,439)
04/13/2017	Royal Bank Of Canada	USD	21,837	AUD	29,000	21,957	(120)
United States Dollar/Brazilian Real
02/22/2017	Citibank	USD	64,391	BRL	226,000	71,375	(6,984)
United States Dollar/British Pound
02/22/2017	UBS	USD	16,027	GBP	13,000	16,359	(332)
04/13/2017	Goldman Sachs	USD	1,841,150	GBP	1,492,000	1,880,056	(38,906)
04/13/2017	Morgan Stanley	USD	433,210	GBP	354,000	446,072	(12,862)
04/13/2017	Royal Bank Of Canada	USD	18,498	GBP	15,000	18,901	(403)
04/13/2017	UBS	USD	95,856	GBP	78,000	98,287	(2,431)
United States Dollar/Canadian Dollar
02/22/2017	Royal Bank Of Canada	USD	126,379	CAD	168,000	129,134	(2,755)
02/22/2017	UBS	USD	16,662	CAD	22,000	16,910	(248)
04/13/2017	Royal Bank Of Canada	USD	79,019	CAD	105,000	80,754	(1,735)
United States Dollar/Euro
02/22/2017	Royal Bank Of Canada	USD	218,713	EUR	207,000	223,615	(4,902)
04/13/2017	Barclays Bank	USD	17,225	EUR	16,000	17,328	(103)
04/13/2017	Citibank	USD	2,233,835	EUR	2,119,000	2,294,867	(61,032)
04/13/2017	UBS	USD	59,440	EUR	56,000	60,648	(1,208)
United States Dollar/Hungarian Forint
02/22/2017	UBS	USD	257,132	HUF	75,632,000	263,529	(6,397)
United States Dollar/Japanese Yen
02/22/2017	Morgan Stanley	USD	85,000	JPY	9,793,219	86,781	(1,781)
02/22/2017	Royal Bank Of Canada	USD	120,047	JPY	13,967,000	123,767	(3,720)
02/22/2017	UBS	USD	85,000	JPY	9,657,368	85,577	(577)
United States Dollar/New Russian Ruble
02/22/2017	Citibank	USD	72,128	RUB	4,477,000	74,070	(1,942)
United States Dollar/New Zealand Dollar
02/22/2017	UBS	USD	169,946	NZD	235,000	172,310	(2,364)
04/13/2017	Royal Bank Of Canada	USD	18,053	NZD	26,000	19,034	(981)
United States Dollar/South Korean Won
02/22/2017	Citibank	USD	25,945	KRW	31,108,000	26,777	(832)
02/22/2017	JPMorgan Chase	USD	38,002	KRW	44,390,000	38,210	(208)
02/22/2017	UBS	USD	207,198	KRW	242,846,000	209,039	(1,841)

						$6,793,624	$(167,276)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Schedule of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

At January 31, 2017, the Fund held the following credit default swaps:

Buy Protection:

Expiration Date	Notional Amount	Receive (Pay) Floating Rate	Credit Index	Fund Pays Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
12/20/2021	180,000	Receive	iTRAXX-Crossover 5-year	Equal to 5.00%	(15,005)	$(3,111)	3.01%
12/20/2021	780,000	Receive	iTRAXX-Europe 5-year	Equal to 1.00%	(11,424)	(289)	0.74%
12/20/2021	600,000	Receive	iTRAXX-FinSen 5-year	Equal to 1.00%	(1,502)	(2,164)	0.91%
12/20/2021	210,000	Receive	Markit CDX 5-year	Equal to 5.00%	(6,110)	(8,120)	0.66%
12/20/2021	2,420,000	Receive	Markit CDX 5-year	Equal to 1.00%	(23,350)	(16,769)	0.66%
12/20/2021	900,000	Receive	iTRAXX-Crossover 5-year	Equal to 5.00%	(90,007)	(571)	3.01%

					(147,398)	$(31,024)

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap contracts agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap contracts with credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At January 31, 2017, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Premiums Paid (Received)	Fixed Rate	Unrealized Appreciation/ (Depreciation)
AUD	6,520,000	10/11/2018	Pay	3-month BBR	(3,428)	1.73%	$(5,839)
AUD	9,150,000	10/11/2018	Pay	3-month BBR	—	1.73%	(13,004)
AUD	2,440,000	10/11/2018	Pay	3-month BBR	(6,144)	1.73%	2,677
EUR	1,560,000	01/15/2022	Pay	6-month EURIBOR	—	1.21%	10,476
EUR	1,560,000	01/15/2027	Pay	6-month EURIBOR	—	1.48%	(15,936)
GBP	7,760,000	11/01/2020	Pay	12-month LIBOR Index	—	0.69%	(15,330)
GBP	1,180,000	10/15/2021	Pay	12-month LIBOR Index	—	3.48%	(8,636)
GBP	250,000	10/15/2021	Pay	12-month LIBOR Index	1,017	3.48%	(3,578)
GBP	840,000	02/01/2027	Pay	6-month LIBOR Index	—	1.26%	17,783
NZD	7,350,000	12/19/2018	Pay	3-month BBR	—	2.63%	(1,692)
SEK	41,150,000	09/30/2020	Pay	3-month STIBOR	—	0.13%	(28,706)
SEK	45,440,000	11/22/2020	Pay	3-month STIBOR	—	0.58%	(12,178)
SEK	10,500,000	11/26/2026	Pay	3-month STIBOR	—	0.66%	65,579

					(8,555)		$(8,384)

See accompanying Notes to Schedule of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (95.6%)
Alabama (0.5%)
Industrial Development Board of the City of Mobile Alabama Revenue Bonds (Alabama Power Co.), 1.63%, 07/15/2034(a)	$400,000	$400,424

Alaska (1.2%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,085,960

California (10.2%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(b)	1,000,000	697,950
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,101,700
Los Angeles Community College District General Obligation Unlimited Bonds
Series A, 5.50%, 08/01/2025	1,000,000	1,104,840
Series I, 4.00%, 08/01/2029	400,000	439,076
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	500,000	618,255
Series A, 6.50%, 11/01/2039	500,000	672,750
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	339,375
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	504,432
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,102,780
University of California Revenue Bonds, Series Q, 5.25%, 05/15/2029	2,320,000	2,372,409

		8,953,567

Florida (2.7%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,013,750
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,059,830
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	281,423

		2,355,003

Georgia (4.5%)
Burke County Development Authority Pollution Control Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/2049(a)	1,000,000	1,002,210
Burke County Development Authority Pollution Control Revenue Bonds (Transmission Corp. Vogtle Project), 1.30%, 01/01/2052(a)	1,000,000	996,660
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	540,295
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	107,903
Monroe Country Development Authority Revenue Bonds, 2.35%, 10/01/2048(a)	1,000,000	1,002,190
Municipal Electric Authority of Georgia Revenue Bonds
Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018	125,000	131,367
Unrefunded, Series V, 6.60%, 01/01/2018	140,000	146,947

		3,927,572

Illinois (0.6%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	569,290

Louisiana (4.3%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	589,302
Louisiana Public Facilities Authority Revenue Bonds, 3.00%, 05/15/2031	1,000,000	913,450

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Tax-Free Income Fund

Louisiana Public Facilities Authority Revenue Bonds (Entergy Louisiana LLC), Series B, 3.50%, 06/01/2030	$1,000,000	$984,250
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(a)	1,250,000	1,309,825

		3,796,827

Massachusetts (4.8%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2018	2,000,000	2,146,500
5.50%, 08/01/2019	1,000,000	1,103,800
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center)
Series C, 5.00%, 07/01/2017	500,000	508,345
Unrefunded, Series C, 5.00%, 07/01/2017	500,000	506,885

		4,265,530

Michigan (1.1%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	976,608

Minnesota (0.6%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	540,605

Nebraska (1.0%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	845,843

New Hampshire (2.5%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,091,710
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,083,560

		2,175,270

New Jersey (4.9%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,197,460
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey), Series F, 4.00%, 07/01/2033	100,000	101,251
New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System), Series A, 5.75%, 06/15/2017	1,000,000	1,015,460
New Jersey Turnpike Authority Revenue Bonds, Series A, 5.00%, 01/01/2031	850,000	972,034

		4,286,205

New York (9.5%)
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,098,510
New York State Dormitory Authority Revenue Bonds, Series A, 5.00%, 03/15/2033	850,000	970,317
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,675,025
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,398,566
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,059,650
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,132,440

		8,334,508

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2017 (Unaudited)

Aberdeen Tax-Free Income Fund

North Dakota (1.2%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	$1,000,000	$1,025,680

Pennsylvania (7.8%)
Beaver County Industrial Development Authority Revenue Bonds (FirstEnergy Nuclear Generation LLC), Series A, 4.38%, 01/01/2035(a)	500,000	466,095
Lehigh County Industrial Development Authority Revenue Bonds (PPL Electric Utilities Corp), VRN, 0.90%, 09/01/2029(a)	250,000	249,512
Montgomery County Industrial Development Authority Health System Revenue Bonds, Series A, 5.00%, 01/15/2022	250,000	273,440
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	876,072
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	5,018,974

		6,884,093

Rhode Island (0.8%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	707,550

South Carolina (1.7%)
Rock Hill South Carolina Combined Utility System Revenue Bonds (City of Rock Hill South Carolina Combined Utility System Revenue)
5.00%, 01/01/2025	500,000	584,905
5.00%, 01/01/2026	500,000	587,070
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	368,512

		1,540,487

Tennessee (1.3%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System Inc), 5.00%, 09/01/2036	500,000	536,975
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	571,180

		1,108,155

Texas (27.0%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	1,575,000	1,683,407
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,119,970
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,396,048
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,485,264
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,026,430
State of Texas General Obligation Unlimited Bonds (Transportation Commission)
Prerefunded, 5.00%, 04/01/2020	95,000	95,634
Unrefunded, 5.00%, 04/01/2020	2,405,000	2,421,234
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,115,866
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/2027	1,500,000	1,510,260
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	928,072
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,014,260
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,154,098
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,500,000	1,768,815
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,080,880

		23,800,238

See accompanying Notes to Schedule of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Tax-Free Income Fund

Washington (6.2%)
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	$1,000,000	$1,040,190
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,069,760
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,144,720
Series C, 5.00%, 01/01/2026	200,000	207,386

		5,462,056

West Virginia (0.6%)
West Virginia Economic Development Authority Revenue Bonds, Unrefunded, Series A, 1.90%, 03/01/2040(a)	550,000	548,488

Wisconsin (0.6%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	548,570

Total Municipal Bonds		84,138,529

SHORT-TERM INVESTMENT (3.5%)
UNITED STATES (3.5%)
State Street Institutional U.S. Government Money Market Fund (c)	3,106,805	3,106,805

Total Short-Term Investment		3,106,805

Total Investments (Cost $82,704,009) (d)—99.1%		87,245,334

Other Assets in Excess of Liabilities—0.9%		792,809

Net Assets—100.0%		$88,038,143

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2017.
(b)	Issued with a zero coupon.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Schedule of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (85.2%)
Alternative Investment (60.7%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)	347,592	$2,912,821
AQR Managed Futures Strategy Fund, Class I	310,362	2,914,296
Arbitrage Event Driven Fund, Institutional Class (b)	380,481	3,511,845
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	225,458	2,448,472
Boston Partners Long/Short Research Fund, Institutional Class (b)	433,870	6,798,745
Gotham Neutral Fund, Institutional Class (b)	617,516	6,397,464
Otter Creek Long/Short Opportunity Fund, Institutional Class (b)	382,821	4,448,376

		29,432,019

Fixed Income Funds (24.5%)
Eaton Vance Floating-Rate Fund, Class I	828,948	7,443,952
Nuveen Preferred Securities Fund, Institutional Class	263,090	4,469,908

		11,913,860

Total Mutual Funds		41,345,879

EXCHANGE TRADED FUNDS (10.5%)
Equity Funds (6.4%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	39,378	1,468,405
iShares Nasdaq Biotechnology ETF	2,027	563,648
iShares US Aerospace & Defense ETF	3,956	563,295
iShares US Financials ETF	4,752	484,419

		3,079,767

Fixed Income Fund (4.1%)
iShares TIPS Bond ETF	17,554	2,004,316

Total Exchange Traded Funds		5,084,083

SHORT-TERM INVESTMENT (1.9%)
State Street Institutional U.S. Government Money Market Fund (c)	909,978	909,978

Total Short-Term Investment		909,978

Total Investments (Cost $47,784,201) (d)—97.6%		47,339,940

Other Assets in Excess of Liabilities—2.4%		1,170,466

Net Assets—100.0%		$48,510,406

(a)	Investment in affiliate. Aberdeen Asset Management, Inc. is the investment adviser to the Fund and the investment adviser to the Aberdeen Equity Long-Short Fund.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (62.1%)
Fixed Income Funds (62.1%)
Aberdeen Asia Bond Fund, Institutional Class (a)(b)	112,241	$1,114,554
Aberdeen Global High Income Fund, Class I (a)	235,960	1,967,904
Aberdeen Total Return Bond Fund, Class I (a)	88,782	1,142,617
Eaton Vance Floating-Rate Fund, Class I	323,443	2,904,522
Nuveen Preferred Securities Fund, Institutional Class	178,349	3,030,154
Oppenheimer International Bond Fund, Class Y	311,116	1,760,915

		11,920,666

Total Mutual Funds		11,920,666

EXCHANGE TRADED FUNDS (36.9%)
Equity Funds (32.1%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	15,733	586,684
iShares Core S&P 500 ETF	3,549	812,472
iShares MSCI EAFE ETF	13,236	789,263
Vanguard High Dividend Yield ETF	42,191	3,195,546
WisdomTree Europe Hedged Equity Fund	13,343	766,288

		6,150,253

Real Estate Investment Trust (REIT) Funds (4.8%)
iShares Cohen & Steers REIT ETF	9,243	918,015

Total Exchange Traded Funds		7,068,268

SHORT-TERM INVESTMENT (0.9%)
State Street Institutional U.S. Government Money Market Fund (c)	182,410	182,410

Total Short-Term Investment		182,410

Total Investments (Cost $19,091,081) (d)—99.9%		19,171,344

Other Assets in Excess of Liabilities—0.1%		17,726

Net Assets—100.0%		$19,189,070

(a)	Investment in affiliate. Aberdeen Asset Management, Inc. is the investment adviser to the Fund and the investment adviser to the Aberdeen Asia Bond Fund, Aberdeen Global High Income Fund and Aberdeen Total Return Bond Fund.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2017 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (56.3%)
Alternative Investment (5.6%)
AQR Managed Futures Strategy Fund, Class I	105,151	$987,367

Equity Funds (11.8%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	39,770	525,368
Aberdeen U.S. Small Cap Equity Fund, Institutional Class (a)(b)	45,654	1,554,048

		2,079,416

Fixed Income Funds (38.9%)
Aberdeen Asia Bond Fund, Institutional Class (a)(b)	88,886	882,641
Aberdeen Global High Income Fund, Class I (a)	86,887	724,637
Aberdeen Total Return Bond Fund, Class I (a)	111,734	1,438,023
Eaton Vance Floating-Rate Fund, Class I	161,996	1,454,723
Nuveen Preferred Securities Fund, Institutional Class	106,212	1,804,544
Oppenheimer International Bond Fund, Class Y	92,349	522,694

		6,827,262

Total Mutual Funds		9,894,045

EXCHANGE TRADED FUNDS (40.2%)
Equity Funds (31.0%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	18,444	687,777
iShares Core S&P 500 ETF	4,600	1,053,078
iShares MSCI EAFE ETF	11,757	701,070
iShares Nasdaq Biotechnology ETF	641	178,243
iShares Russell Midcap ETF	6,781	1,241,669
iShares US Aerospace & Defense ETF	1,252	178,272
iShares US Financials ETF	1,844	187,977
Vanguard High Dividend Yield ETF	4,634	350,979
WisdomTree Europe Hedged Equity Fund	15,104	867,423

		5,446,488

Fixed Income Fund (5.1%)
iShares TIPS Bond ETF	7,913	903,506

Real Estate Investment Trust (REIT) Funds (4.1%)
iShares Cohen & Steers REIT ETF	7,251	720,169

Total Exchange Traded Funds		7,070,163

SHORT-TERM INVESTMENT (2.9%)
State Street Institutional U.S. Government Money Market Fund (c)	511,647	511,647

Total Short-Term Investment		511,647

Total Investments (Cost $17,089,125) (d)—99.4%		17,475,855

Other Assets in Excess of Liabilities—0.6%		96,811

Net Assets—100.0%		$17,572,666

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2017 (Unaudited)

Aberdeen Dynamic Allocation Fund

(a)	Investment in affiliate. Aberdeen Asset Management, Inc. is the investment adviser to the Fund and the investment adviser to the Aberdeen Emerging Markets Fund, Aberdeen U.S. Small Cap Equity Fund, Aberdeen Asia Bond Fund, Aberdeen Global High Income Fund and Aberdeen Total Return Bond Fund.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

January 31, 2017

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller, “odd lot” sizes which may be executed at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 per share net asset value (“NAV”), which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments. Generally, these investments are categorized as Level 1 investments.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2017

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds’ Pricing Committee (the “Pricing Committee”), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

The three-level hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	361,189	10,443,875	—	10,805,064
Preferred Stocks	—	706,749	—	706,749
Short-Term Investment	156,531	—	—	156,531

	517,720	11,150,624	—	11,668,344

Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	722,245	11,545,051	—	12,267,296
Short-Term Investment	231,679	—	—	231,679

	953,924	11,545,051	—	12,498,975

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	2,077,304,074	4,866,023,218	—	6,943,327,292
Preferred Stocks	284,287,698	439,416,039	—	723,703,737
Short-Term Investment	206,082,592	—	—	206,082,592

	2,567,674,364	5,305,439,257	—	7,873,113,621

Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	60,083,486	—	—	60,083,486
Short-Term Investment	1,314,425	—	—	1,314,425
Common Stocks—Short Positions	(29,628,999)	—	—	(29,628,999)
Exchange Traded Funds—Short Positions	(1,117,517)	—	—	(1,117,517)

	30,651,395	—	—	30,651,395

Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	42,652,538	49,028,633	—	91,681,171
Preferred Stocks	5,192,477	2,014,209	—	7,206,686
Short-Term Investment	1,265,349	—	—	1,265,349

	49,110,364	51,042,842	—	100,153,206

Aberdeen International Equity Fund
Investments in Securities
Common Stocks	51,118,603	370,921,637	—	422,040,240
Preferred Stocks	24,744,708	10,718,033	—	35,462,741
Short-Term Investment	3,557,533	—	—	3,557,533

	79,420,844	381,639,670	—	461,060,514

Notes to Statements of Investments (unaudited) (continued)

January 31, 2017

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen International Small Cap Fund
Investments in Securities
Common Stocks	29,072,285	38,632,020	—	67,704,305
Short-Term Investment	509,104	—	—	509,104

	29,581,389	38,632,020	—	68,213,409

Aberdeen Japanese Equities Fund
Investments in Securities
Common Stocks	—	1,030,300	—	1,030,300
Short-Term Investment	8,874	—	—	8,874

	8,874	1,030,300	—	1,039,174

Aberdeen U.S. Mid Cap Equity Fund
Investments in Securities
Common Stocks	1,151,500	—	—	1,151,500
Short-Term Investment	7,524	—	—	7,524

	1,159,024	—	—	1,159,024

Aberdeen U.S. Multi-Cap Equity Fund
Investments in Securities
Common Stocks	349,701,672	—	—	349,701,672
Short-Term Investment	4,562,338	—	—	4,562,338

	354,264,010	—	—	354,264,010

Aberdeen U.S. Small Cap Equity Fund
Investments in Securities
Common Stocks	1,735,220,480	—	—	1,735,220,480
Short-Term Investment	56,817,147	—	—	56,817,147

	1,792,037,627	—	—	1,792,037,627

Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	10,755,883	—	10,755,883
Government Bonds	—	9,937,877	—	9,937,877
Short-Term Investment	1,322,523	—	—	1,322,523
Other Financial Instruments
Assets
Futures Contracts	46,042	—	—	46,042
Forward Foreign Currency Exchange Contracts	—	108,094	—	108,094
Liabilities
Futures Contracts	(22,323)	—	—	(22,323)
Forward Foreign Currency Exchange Contracts	—	(54,976)	—	(54,976)

	1,346,242	20,746,878	—	22,093,120

Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	2,112,870	—	2,112,870
Government Bonds	—	14,294,494	—	14,294,494
Government Agencies	—	2,088,095	—	2,088,095
Short-Term Investment	1,522,250	—	—	1,522,250

Notes to Statements of Investments (unaudited) (continued)

January 31, 2017

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	10,189	—	10,189
Liabilities
Forward Foreign Currency Exchange Contracts	—	(101,440)	—	(101,440)

	1,522,250	18,404,208	—	19,926,458

Aberdeen Global Unconstrained Fixed Income Fund
Investments in Securities
Commercial Mortgage-Backed Securities	—	245,323	—	245,323
Residential Mortgage-Backed Securities	—	53,533	—	53,533
Corporate Bonds	—	14,740,400	—	14,740,400
Government Bonds	—	1,333,922	—	1,333,922
Government Agencies	—	199,353	—	199,353
Short-Term Investment	110,553	—	—	110,553
Other Financial Instruments
Assets
Futures Contracts	81,731	—	—	81,731
Forward Foreign Currency Exchange Contracts	—	25,846	—	25,846
Interest Rate Swap Agreements	—	97,745	—	97,745
Liabilities
Futures Contracts	(34,415)	—	—	(34,415)
Forward Foreign Currency Exchange Contracts	—	(167,501)	—	(167,501)
Credit Default Swap Contracts	—	(31,198)	—	(31,198)
Interest Rate Swap Agreements	—	(106,225)	—	(106,225)

	157,869	16,391,198	—	16,549,067

Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	84,138,529	—	84,138,529
Short-Term Investment	3,106,805	—	—	3,106,805

	3,106,805	84,138,529	—	87,245,334

Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	41,345,879	—	—	41,345,879
Exchange Traded Funds	5,084,083	—	—	5,084,083
Short-Term Investment	909,978	—	—	909,978

	47,339,940	—	—	47,339,940

Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	11,920,666	—	—	11,920,666
Exchange Traded Funds	7,068,268	—	—	7,068,268
Short-Term Investment	182,410	—	—	182,410

	19,171,344	—	—	19,171,344

Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	9,894,045	—	—	9,894,045
Exchange Traded Funds	7,070,163	—	—	7,070,163
Short-Term Investment	511,647	—	—	511,647

	17,475,855	—	—	17,475,855

Amounts listed as “–” are $0 or round to $0.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2017

For movements between the Levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each fiscal period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2017, several Funds had transfers between Level 1 and Level 2 because there was a valuation factor applied at January 31, 2017 that had not been applied at a prior period end or a valuation factor applied at a prior period end that was not applied at January 31, 2017. For the period ended January 31, 2017 there were no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$181,031	$—
Aberdeen China Opportunities Fund	254,724	323,964
Aberdeen Emerging Markets Fund	109,369,552	124,297,358
Aberdeen Global Equity Fund	1,640,558	—
Aberdeen International Equity Fund	9,460,965	—
Aberdeen International Small Cap Fund	—	4,799,621

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

d. Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

e. Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2017

f. Credit-Linked Notes

The Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

g. Mortgage Dollar Rolls

Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. For accounting purposes, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. For the period ended January 31, 2017, none of the funds held mortgage dollar rolls.

2. Investments in Affiliated Issuers

The Funds’ adviser or an affiliate serves as the adviser to certain underlying funds. A summary of the Funds’ investments in securities of these underlying funds for the period ended January 31, 2017 is set forth below:

Aberdeen Diversified Alternatives Fund

Fund	10/31/2016 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	01/31/2017 Share Balance	01/31/2017 Market Value
Aberdeen Asia Bond Fund	234,243	$—	$2,261,660	$41,764	$—	$—	$—
Aberdeen Equity Long-Short Fund	595,567	477,017	3,163,344	(482,218)	477,017	347,592	2,912,821

Total		$477,017	$5,425,004	$(440,454)	$477,017		$2,912,821

(1)	Distributions received includes both Income and Gains Distributions, if any.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2017

Aberdeen Diversified Income Fund

Fund	10/31/2016 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	01/31/2017 Share Balance	01/31/2017 Market Value
Aberdeen Asia Bond Fund	112,241	$—	$—	$—	$—	$112,241	$1,114,554
Aberdeen Global High Income Fund	229,884	41,348	—	—	49,967	235,960	1,967,904
Aberdeen Total Return Bond Fund	88,371	44,790	42,227	(376)	44,241	88,782	1,142,617

Total		$86,138	$42,227	$(376)	$94,208		$4,225,075

(1)	Distributions received includes both Income and Gains Distributions, if any.

Aberdeen Dynamic Allocation Fund

Fund	10/31/2016 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	01/31/2017 Share Balance	01/31/2017 Market Value
Aberdeen Emerging Markets Fund	42,988	$6,665	$45,990	$4,174	$6,665	$39,770	$525,368
Aberdeen U.S. Small Cap Equity Fund	44,288	206,831	119,039	40,540	—	45,654	1,554,048
Aberdeen Asia Bond Fund	93,070	—	42,381	(1,046)	—	88,886	882,641
Aberdeen Global High Income Fund	90,778	15,430	62,699	(11,495)	18,604	86,887	724,637
Aberdeen Total Return Bond Fund	115,750	56,369	114,193	(763)	57,182	111,734	1,438,023

Total		$285,295	$384,302	$31,410	$82,451		$5,124,717

(1)	Distributions received includes both Income and Gains Distributions, if any.

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2017

3. Tax Information

As of January 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$11,729,136	$782,018	$(842,810)	$(60,792)
Aberdeen China Opportunities Fund	14,214,265	952,438	(2,667,728)	(1,715,290)
Aberdeen Emerging Markets Fund	7,877,497,796	990,177,003	(994,561,178)	(4,384,175)
Aberdeen Equity Long-Short Fund	51,045,360	10,842,799	(490,248)	10,352,551
Aberdeen Global Equity Fund	95,684,811	10,672,706	(6,204,311)	4,468,395
Aberdeen International Equity Fund	457,743,381	52,216,986	(48,899,853)	3,317,133
Aberdeen International Small Cap Fund	62,661,262	9,720,427	(4,168,280)	5,552,147
Aberdeen Japanese Equities Fund	981,150	104,210	(46,186)	58,024
Aberdeen U.S. Mid Cap Equity Fund	1,026,585	140,601	(8,162)	132,439
Aberdeen U.S. Multi-Cap Equity Fund	297,479,498	59,014,095	(2,229,583)	56,784,512
Aberdeen U.S. Small Cap Equity Fund	1,650,561,761	173,228,581	(31,752,715)	141,475,866
Aberdeen Asia Bond Fund	22,710,910	105,809	(800,436)	(694,627)
Aberdeen Emerging Markets Debt Fund	20,418,764	445,696	(846,751)	(401,055)
Aberdeen Global Unconstrained Fixed Income Fund	16,809,449	89,136	(215,501)	(126,365)
Aberdeen Tax-Free Income Fund	82,704,009	4,978,567	(437,242)	4,541,325
Aberdeen Diversified Alternatives Fund	47,784,201	756,177	(1,200,438)	(444,261)
Aberdeen Diversified Income Fund	19,091,081	594,197	(513,934)	80,263
Aberdeen Dynamic Allocation Fund	17,089,125	841,814	(455,084)	386,730

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry, Principal Executive Officer

March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 31, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 31, 2017